Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2011	Feb. 01, 2012
Document And Entity Information
Entity Registrant Name	IMAGEWARE SYSTEMS INC
Entity Central Index Key	0000941685
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 678,989
Entity Common Stock, Shares Outstanding		67,898,916
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 267	$ 103	$ 342
Accounts receivable, net of allowance for doubtful accounts of $5 at September 30, 2011 and December 31, 2010	305	239	627
Inventory, net	30	12	220
Other current assets	74	57	66
Total Current Assets	676	411	1,255
Property and equipment, net	18	19	41
Other assets	59	58	60
Intangible assets, net of accumulated amortization	67	78	94
Goodwill	3,416	3,416	3,416
Total Assets	4,236	3,982	4,866
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	1,104	1,161	955
Deferred revenue	1,473	1,073	1,335
Billings in excess of costs and estimated earnings on uncompleted contracts		241	274
Accrued expenses	2,082	1,822	1,672
Secured note payable, net of discount			1,696
Additional financing obligation			1,504
Notes payable to related parties	110	110	110
Total Current Liabilities	4,769	4,407	7,546
Convertible secured notes payable, net of discount	3,228	1,427
Derivative liabilities	11,573	15,653	11,603
Pension obligation	431	401	420
Total Liabilities	20,001	21,888	19,569
Shareholders' deficit:
Series B convertible redeemable preferred stock, $0.01 par value; designated 750,000 shares, 389,400 shares issued, and 239,400 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $772 and $734 at September 30, 2011 and December 31, 2010, respectively	2	2	2
Series C convertible preferred stock, $0.01 par value; designated 3,500 shares, 2,500 shares issued, and 2,200 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $3,087 and $2,956 at September 30, 2011 and December 31, 2010, respectively
Series D convertible preferred stock, $0.01 par value; designated 3,000 shares, 2,310 shares issued, and 2,085 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $2,792 and $2,660 at September 30, 2011 and December 31, 2010, respectively
Common stock, $0.01 par value, 50,000,000 shares authorized; 26,334,766 and 23,845,481 shares issued at September 30, 2011 and December 31, 2010, respectively, and 26,328,062 and 23,838,777 shares outstanding at September 30, 2011 and December 31, 2010, respectively	262	237	211
Additional paid in capital	86,261	85,186	83,363
Treasury stock, at cost - 6,704 shares	(64)	(64)	(64)
Accumulated other comprehensive loss	(81)	(62)	(86)
Accumulated deficit	(102,145)	(103,205)	(98,129)
Total Shareholders' deficit	(15,765)	(17,906)	(14,703)
Total Liabilities and Shareholders' Deficit	$ 4,236	$ 3,982	$ 4,866

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for doubtful accounts	$ 5	$ 5
Preferred stock, shares authorized	4,000,000	4,000,000
Series B convertible redeemable , Par value	$ 0.01	$ 0.01
Series B convertible redeemable , designated	750,000	750,000
Series B convertible redeemable k, shares issued	389,400	389,400
Series B convertible redeemable , shares outstanding	239,400	239,400
Series B convertible redeemable , liquidation preference	772	734
Series C 8% convertible preferred stock, par value	$ 0.01	$ 0.01
Series C 8% convertible preferred stock,designated	3,500	3,500
Series C 8% convertible preferred stock, shares issued	2,500	2,500
Series C 8% convertible preferred stock, shares outstanding	2,200	2,200
Series C 8% convertible preferred stock, liquidation preference	3,087	2,956
Series D 8% convertible preferred stock, par value	$ 0.01	$ 0.01
Series D 8% convertible preferred stock, designated	3,000	3,000
Series D 8% convertible preferred stock, shares issued	2,310	2,310
Series D 8% convertible preferred stock, shares outstanding	2,085	2,085
Series D 8% convertible preferred stock, liquidation preference	2,792	2,660
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorised	50,000,000	50,000,000
Common stock, shares issued	26,334,766	23,845,481
Common stock, shares outstanding	26,328,062	23,838,777
Treasury stock, shares	6,704	6,704

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product	$ 310	$ 769	$ 2,367	$ 2,640	$ 3,192	$ 3,430
Maintenance	750	653	2,113	1,961	2,619	2,599
Total	1,060	1,422	4,480	4,601	5,811	6,029
Cost of revenues:
Product	65	249	371	921	1,059	1,165
Maintenance	227	198	674	699	938	814
Gross profit	768	975	3,435	2,981	3,814	4,050
Operating expenses:
General and administrative	617	512	1,610	1,888	2,546	2,433
Sales and marketing	343	385	1,076	1,158	1,528	1,705
Research and development	683	576	1,995	1,939	2,531	2,367
Depreciation and amortization	7	13	21	39	50	98
Total	1,650	1,486	4,702	5,024	6,655	6,603
Loss from operations	(882)	(511)	(1,267)	(2,043)	(2,841)	(2,553)
Interest expense, net	686	60	1,955	636	1,123	743
Change in fair value of additional financing obligation		(38)		(553)	(551)	1,335
Change in fair value of derivative liabilities	(6,955)	(506)	(4,268)	(4,183)	738	6,327
Financing expense						1,373
Loss on debt modification		1,100		1,100	1,100	750
Other income, net	(10)	(12)	(19)	(313)	(328)	(445)
Income (loss) before income taxes	5,397	(1,115)	1,065	1,270	(4,923)	(12,636)
Income tax expense	2	2	6	198	126
Net income (loss)	5,395	(1,117)	1,059	1,072	(5,049)	(12,636)
Preferred dividends	(99)	(99)	(301)	(296)	(396)	(403)
Net income (loss) available to common shareholders	$ 5,296	$ (1,216)	$ 758	$ 776	$ (5,445)	$ (13,039)
Basic income (loss) per common share:
Net income (loss)	$ 0.2	$ (0.05)	$ 0.04	$ 0.04	$ (0.22)	$ (0.65)
Preferred dividends	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Basic income (loss) per share available to common shareholders	$ 0.2	$ (0.05)	$ 0.03	$ 0.03	$ (0.24)	$ (0.67)
Basic weighted-average shares	26,328,062	23,753,994	25,816,120	22,916,554	23,175,405	19,416,569
Diluted income (loss) per common share:
Diluted income (loss) per share	$ 0.1	$ (0.05)	$ 0.02	$ 0.03
Diluted weighted-average shares	57,166,212	23,753,994	58,993,965	37,824,505

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 1,059	$ 1,072	$ (5,049)	$ (12,636)
Depreciation and amortization	21	39	50	98
Amortization of debt discount and debt issuance costs	1,676	431	675	387
Accretion of additional financing obligation costs		142
Loss on debt modification		1,100	1,100	750
Change in fair value of additional financing obligation		(695)	(551)	1,335
Change in fair value of derivative liabilities	(4,268)	(4,183)	738	6,327
Non-cash warrant financing expense			74	1,552
Stock issued in lieu of cash	13
Stock based compensation	240	184	243	357
Change in assets and liabilities
Accounts receivable, net	(65)	247	388	(124)
Inventory, net	(18)	198	209	(203)
Other assets	(17)	8	20	105
Intangible assets	(1)	1
Accounts payable	(57)	214	206	(1,433)
Accrued expenses	261	356	151	144
Deferred revenue	399	(332)	(262)	463
Billings in excess of costs and estimated earnings on uncompleted contracts	(241)	161	(33)	(5)
Pension obligation	30	12	(28)	9
Total adjustments	(2,027)	(2,115)	2,979	9,762
Net cash used in operating activities	(968)	(1,045)	(2,070)	(2,874)
Cash flows from investing activities
Purchase of property and equipment	(8)	(17)	(13)	(16)
Net cash used in investing activities	(8)	(17)	(13)	(16)
Cash flows from financing activities
Proceeds from exercised stock options	4
Proceeds from exercised stock purchase warrants	655	500	500	1,370
Repayment of notes payable			(4,430)	(350)
Financing costs				(154)
Proceeds from issuance of notes payable	500	250	5,750	2,325
Net cash provided by financing activities	1,159	750	1,820	3,191
Effect of exchange rate changes on cash	(19)	(30)	24	(130)
Net increase (decrease) in cash and cash equivalents	164	(342)	(239)	171
Cash and cash equivalents at beginning of period	103	342	342	171
Cash and cash equivalents at end of period	267		103	342
Supplemental disclosure of cash flow information:
Cash paid for interest			418	3
Cash paid for income taxes
Summary of non-cash investing and financing activities:
Warrants issued with notes payable	187
Additional financing obligation issued with notes payable		140
Non-cash fees added to secured note payable		85
Beneficial conversion feature of convertible debt	188
Conversion of preferred stock into common stock		27
Issuance of common stock pursuant to cashless warrant exercises	$ 12	$ 5

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Loss
Net income (loss)	$ 5,395	$ (1,117)	$ 1,059	$ 1,072	$ (5,049)	$ (12,636)
Additional minimum pension liability					42	46
Foreign currency translation adjustment	65	(152)	(19)	(30)	(18)	(176)
Comprehensive income (loss)	$ 5,460	$ (1,269)	$ 1,040	$ 1,042	$ (5,025)	$ (12,766)

ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Overview

ImageWare Systems, Inc. (the “Company”) is incorporated in the state of Delaware. The Company is a pioneer and leader in the emerging market for biometrically enabled software-based identity management solutions. Using those human characteristics that are unique to us all, the Company creates software that provides a highly reliable indication of a person’s identity. The Company’s “flagship” product is the patented IWS Biometric Engine®. The Company’s products are used to manage and issue secure credentials, including national IDs, passports, driver licenses and access control credentials. The Company’s products also provide law enforcement with integrated mug shot, fingerprint LiveScan and investigative capabilities. The Company also provides comprehensive authentication security software using biometrics to secure physical and logical access to facilities or computer networks or Internet sites. Biometric technology is now an integral part of all markets the Company addresses and all of the products are integrated into the IWS Biometric Engine.

Recent Developments

During the first three quarters of fiscal 2010, the Company was faced with limited funds for operations. As a result, the Company suspended filings with the Securities and Exchange Commission (“SEC”), and took measures to reduce operating costs. On December 20, 2011, the Company consummated an equity financing resulting in gross proceeds of $10.0 million (“Qualified Financing”), including the $750,000 of promissory notes converted into the Qualified Financing. In connection with the Qualified Financing, the Company issued 20.0 million shares of its common stock (the “Shares”), and warrants to purchase 12,207,500 shares of its common stock exercisable for $0.50 per share (“Warrants”). The Warrants expire five years from the date of grant. The Company also issued 90,000 shares of common stock and a Warrant exercisable for 45,000 shares of common stock in lieu of cash in payment for legal fees related to the Qualified Financing.

As a result of the Qualified Financing, the Company’s Series C 8% Convertible Preferred Stock (“Series C Preferred”) and Series D 8% Convertible Preferred Stock (“Series D Preferred”) were automatically converted into 11,768,525 shares of common stock. In addition, in connection with the Qualified Financing, a significant investor ("Investor") exchanged $4.5 million principal amount of convertible promissory notes of the Company ("Exchanged Notes"), and accrued but unpaid interest on the Exchanged Notes and on an additional $2.25 million in promissory notes, into 9,774,559 shares of the Company’s common stock ("Exchange Shares"). The Investor also agreed to convert $750,000 principal amount of additional promissory notes held by the Investor and invest the proceeds into the Qualified Financing.

As a result of the consummation of the Qualified Financing, the Company was able to complete the audit of its financial statements for the fiscal year ended December 31, 2010, and is currently in the process of filing all subsequent reports required to be filed with the SEC. Management believes that the Company’s current cash and cash equivalents will be sufficient to meet working capital and capital expenditure requirements for at least the next 12 months from the date of the filing of this Quarterly Report and that the Company will have sufficient liquidity to fund its business and meet its contractual obligations over a period beyond the next 12 months.

DESCRIPTION OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2010
Description Of Business And Operations
Note 2. DESCRIPTION OF BUSINESS AND OPERATIONS

Overview

The Company was incorporated in the state of California in 1987 and reincorporated in Delaware in 2005.  The Company is a pioneer and leader in the emerging market for biometrically enabled software-based identity management solutions. Using those human characteristics that are unique to us all, the Company creates software that provides a highly reliable indication of a person’s identity.   The Company’s “flagship” product is the patented IWS Biometric Engine®. The Company’s products are used to manage and issue secure credentials, including national IDs, passports, driver licenses and access control credentials. The Company’s products also provide law enforcement with integrated mug shot, fingerprint LiveScan and investigative capabilities. The Company also provides comprehensive authentication security software using biometrics to secure physical and logical access to facilities or computer networks or Internet sites.  Biometric technology is now an integral part of all markets the Company addresses and all of the products are integrated into the IWS Biometric Engine.

On December 20, 2011, the Company consummated an equity financing resulting in gross proceeds of  $10.0 million (“Qualified Financing”), including the $750,000 of promissory notes converted into the Qualified Financing.  In connection with the Qualified Financing, the Company issued 20.0 million shares of its common stock (the “Shares”), and warrants to purchase 12,252,500 shares of its common stock exercisable for $0.50 per share (“Warrants”), which number includes 2,207,500 shares issuable upon exchange of warrants issued to MDB Capital Group in consideration for acting as placement agent in connection with the Qualified Financing.  The Warrants expire five years from the date of grant.   As a result of the Qualified Financing, the Company’s Series C 8% Convertible Preferred Stock (“Series C Preferred”) and Series D 8% Convertible Preferred Stock (“Series D Preferred”) were automatically converted into 11,768,525 shares of common stock.  In addition, in connection with the Qualified Financing, a significant investor ("Investor") exchanged $4.5 million principal amount of convertible promissory notes of the Company ("Exchanged Notes"), and accrued but unpaid interest on the Exchanged Notes and on an additional $2.25 million in promissory notes, into 9,774,559 shares of the Company’s common stock ("Exchange Shares"). The Investor also agreed to convert $750,000 principal amount of additional promissory notes held by the Investor and invest the proceeds into the Qualified Financing.

        During the first three quarters of fiscal 2010, the Company was faced with limited funds for operations. As a result, the Company has taken measures to reduce operating costs. Management believes that the Company’s current cash and cash equivalents will be sufficient to meet working capital and capital expenditure requirements for at least the next 12 months and that the Company will have sufficient liquidity to fund its business and meet its contractual obligations over a period beyond the next 12 months. However, the Company may be required to obtain additional financing in order to fund continued operations. Due to the tightening of the credit markets, general economic conditions, the Company’s SEC filing delinquencies and other economic and business factors, this financing may not be available to the Company on acceptable terms or at all. Although the Company cannot accurately anticipate the effect of inflation or foreign exchange markets on our operations, the Company does not believe these external economic forces have had, or are likely in the foreseeable future to have, a material impact on our results of operations.

SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Note 3. SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

Basis of Presentation

The accompanying condensed consolidated balance sheet as of December 31, 2010, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements have been prepared by the Company in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) related to a quarterly report on Form 10-Q. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. The interim financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair statement of the results for the periods presented. All such adjustments are of a normal and recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2010, which are included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010 that was filed with the SEC on January 17, 2012.

Operating results for the nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ended December 31, 2011, or any other future periods.

Significant Accounting Policies

Accounts Receivable

In the normal course of business, the Company extends credit without collateral requirements to its customers that satisfy pre-defined credit criteria. Accounts receivable are recorded net of an allowance for doubtful accounts. The Company records its allowance for doubtful accounts based upon its assessment of various factors. The Company considers historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay to determine the level of allowance required. Accounts receivable are written off against the allowance for doubtful accounts when all collection efforts by the Company have been unsuccessful.

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including accounts receivable, accounts payable, accrued expenses, deferred revenues and notes payable to related parties, the carrying amounts approximate fair value due to their relatively short maturities.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common and preferred stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Revenue Recognition

The Company recognizes revenue from the following major revenue sources:

■	Long-term fixed-price contracts involving significant customization

■	Fixed-price contracts involving minimal customization

■	Software licensing

■	Sales of computer hardware and identification media

■	Postcontract customer support (PCS)

The Company’s revenue recognition policies are consistent with U.S. GAAP including ASC 985-605, “Software Revenue Recognition”, ASC 605-35 “Revenue Recognition, Construction-Type and Production-Type Contracts”, “Securities and Exchange Commission Staff Accounting Bulletin 104”, and ASC 605-25 “Revenue Recognition , Multiple Element Arrangements”. Accordingly, the Company recognizes revenue when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured.

The Company recognizes revenue and profit as work progresses on long-term, fixed-price contracts involving significant amount of hardware and software customization using the percentage of completion method based on costs incurred to date compared to total estimated costs at completion. The primary components of costs incurred are third party software and direct labor cost including fringe benefits. Revenues recognized in excess of amounts billed are classified as current assets under “Costs and estimated earnings in excess of billings on uncompleted contracts”. Amounts billed to customers in excess of revenues recognized are classified as current liabilities under “Billings in excess of costs and estimated earnings on uncompleted contracts”. Revenue from contracts for which the Company cannot reliably estimate total costs or there are not significant amounts of customization are recognized upon completion. The Company also generates non-recurring revenue from the licensing of its software. Software license revenue is recognized upon the execution of a license agreement, upon deliverance, when fees are fixed and determinable, when collectability is probable and when all other significant obligations have been fulfilled. The Company also generates revenue from the sale of computer hardware and identification media. Revenue for these items is recognized upon delivery of these products to the customer. The Company’s revenue from periodic maintenance agreements is generally recognized ratably over the respective maintenance periods provided no significant obligations remain and collectability of the related receivable is probable. Amounts collected in advance for maintenance services are included in current liabilities under "Deferred revenues". Sales tax collected from customers is excluded from revenue.

Customer Concentration

For the three and nine months ended September 30, 2011, one customer accounted for approximately 14% and 38% or $147,000 and $1,684,000, respectively, of total revenues and had trade receivables at September 30, 2011 of $0. For the three and nine months ended September 30, 2010, two customers accounted for approximately 32% and 39% or $448,000 and $1,808,000, respectively, of total revenues and had trade receivables at September 30, 2010 of $0.

Recently Issued Accounting Standards

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies, which are adopted by us as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements upon adoption.

FASB ASU 2010-06. In January 2010, the FASB issued FASB Accounting Standards Update, or ASU 2010-06, which amends the disclosure requirements relating to recurring and nonrecurring fair value measurements. New disclosures are required about transfers into and out of the levels 1 and 2 fair value hierarchy and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. This ASU also requires an entity to present information about purchases, sales, issuances and settlements for significant unobservable inputs on a gross basis rather than as a net number. This ASU was effective for us with the reporting period beginning January 1, 2010, except for the disclosures on the roll forward activities for Level 3 fair value measurements, which became effective for the Company beginning January 1, 2011. The adoption of this ASU had no impact on the Company’s financial position and results of operations, as it only requires additional disclosures.

FASB ASU 2010-29. In December 2010, the FASB issued FASB ASU 2010-29, which requires an entity to disclose revenue and earnings of a combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. It also requires pro forma disclosures to include a description of the nature and amount of the material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The adoption of ASU 2010-29 did not impact the Company’s condensed consolidated financial statements as there were no business combinations to report.

FASB ASU 2011-05. In June 2011 the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (“ASU 2011-05”). This new accounting standard: (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. This new standard does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it affect how earnings per share is calculated or presented. ASU 2011-05 is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011, with early adoption permitted. As this new standard only requires enhanced disclosure, the adoption of ASU 2011-05 will not impact the Company’s financial position or results of operations.

FASB ASU 2011-08. In September 2011 the FASB issued ASU No. 2011-08, Goodwill and Other (Topic 350): Testing Goodwill for Impairment, (“ASU 2011-08”). This new accounting standard simplifies goodwill impairment tests and states that a qualitative assessment may be performed to determine whether further impairment testing is necessary. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 did not have a material impact on the Company’s condensed consolidated financial statements.

FASB ASU 2011-09. The FASB has issued Accounting Standards Update (ASU) No. 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan. ASU 2011-09 is intended to address concerns from various users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. Users of financial statements have requested additional disclosure to increase awareness of the commitments and risks involved with participating in multiemployer pension plans. The amendments in this ASU will require additional disclosures about an employer’s participation in a multiemployer pension plan. Previously, disclosures were limited primarily to the historical contributions made to the plans. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans. For public entities, ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2011. For nonpublic entities, ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2012. Early adoption is permissible for both public and nonpublic entities. ASU 2011-09 should be applied retrospectively for all prior periods presented. The adoption of ASU 2011-09 did not have a material impact on the Company’s consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Operating Cycle

Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying consolidated balance sheets, although they will be liquidated in the normal course of contract completion which may take more than one operating cycle.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expense during the reporting period. Significant estimates include the allowance for doubtful accounts receivable, calculation of the Company’s tax provision, inventory obsolescence reserve, deferred tax asset valuation allowances, accounting for loss contingencies, recoverability of goodwill and acquired intangible assets and amortization periods, assumptions used in the Black-Scholes model to calculate the fair value of share based payments, assumptions used in the application of fair value methodologies to calculate the fair value of derivative liabilities and revenue and cost of revenues recognized under the percentage of completion method. Actual results could differ from estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash on deposit, certificates of deposit, and money market accounts.

Accounts Receivable

In the normal course of business, the Company extends credit without collateral requirements to its customers that satisfy pre-defined credit criteria. Accounts receivable are recorded net of an allowance for doubtful accounts. The Company records its allowance for doubtful accounts based upon its assessment of various factors. The Company considers historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay to determine the level of allowance required.  Accounts receivable are written off against the allowance for doubtful accounts when all collection efforts by the Company have been unsuccessful.

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including accounts receivable, accounts payable, accrued expenses, deferred revenues and notes payable to related parties, the carrying amounts approximate fair value due to their relatively short maturities.

        Derivative Financial Instruments

        The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

        The Company reviews the terms of the common and preferred stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments.  In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

        Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments.  The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

        The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Property, Equipment and Leasehold Improvements

Property and equipment, consisting of furniture and equipment, are stated at cost and are being depreciated on a straight-line basis over the estimated useful lives of the assets, which range from three to five years. Maintenance and repairs are charged to expense as incurred. Major renewals or improvements are capitalized. When assets are sold or abandoned, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Expenditures for leasehold improvements are capitalized. Depreciation of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements.

Inventories

Inventories are stated at the lower of cost, determined using the average cost method or market.

Goodwill

The Company accounts for its intangible assets under the provisions of ASC 350, “Intangibles - Goodwill and Other”. In accordance with ASC 350, intangible assets with a definite life are analyzed for impairment under ASC 360-10-05 and intangible assets with an indefinite life are analyzed for impairment under ASC 360. In accordance with ASC 350, goodwill, or the excess of cost over fair value of net assets acquired, is no longer amortized but is tested for impairment using a fair value approach at the “reporting unit” level. A reporting unit is the operating segment, or a business one level below that operating segment (referred to as a component) if discrete financial information is prepared and regularly reviewed by management at the component level. The Company’s reporting unit is at the entity level. The Company recognizes an impairment charge for any amount by which the carrying amount of a reporting unit’s goodwill exceeds its fair value. The Company uses fair value methodologies to establish fair values.

The Company did not record any goodwill impairment charges for the years ended December 31, 2010 and 2009.

Intangible and Long Lived Assets

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company places its cash with high quality financial institutions and at times during the years ended December 31, 2010 and 2009 exceeded the FDIC insurance limits of $250,000 for 2010 and 2009. Sales are typically made on credit and the Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains an allowance for doubtful accounts. Accounts receivable are presented net of an allowance for doubtful accounts of approximately $5,000 and $15,000 at December 31, 2010 and 2009, respectively.

For the year ended December 31, 2010 two customers accounted for approximately 31%, or $1,803,000 of total revenues and had trade receivables of approximately $15,000.  For the year ended December 31, 2009 two customers accounted for approximately 23%, or $1,412,000 of total revenues and had trade receivables of approximately $286,000.

Stock Based Compensation

At December 31, 2010, the Company had two stock-based compensation plans for employees and nonemployee directors, which authorize the granting of various equity-based incentives including stock options and restricted stock.

The Company estimates the fair value of its stock options using a Black-Scholes option-pricing model, consistent with the provisions of ASC No. 718, Compensation – Stock Compensation. The fair value of stock options granted is recognized to expense over the requisite service period. Stock-based compensation expense for all share-based payment awards is recognized using the straight-line single-option method. Stock-based compensation expense is reported in selling, general and expenses based upon the departments to which substantially all of the associated employees report and credited to additional paid-in-capital.  Stock-based compensation expense related to equity options was approximately $243,000 and $246,000 for the years ended December 31, 2010 and 2009, respectively.

ASC 718 requires the use of a valuation model to calculate the fair value of stock-based awards. For the years ended December 31, 2010 and 2009, the Company has elected to use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life, and interest rates. The Company is required to make various assumptions in the application of the Black-Scholes option-pricing model. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. Historical volatility factors utilized in the Company’s Black-Scholes computations range from 64% to 119%. The Company has elected to estimate the expected life of an award based upon the SEC approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 110. The expected term used by the Company as computed by this method range from 5.5 years to 6.1 years. The difference between the actual historical expected life and the simplified method was immaterial.  The interest rate used is the risk free interest rate and is based upon U. S. Treasury rates appropriate for the expected term. Interest rates used in the Company’s Black-Scholes calculations range from 4.1% to 4.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common shares in the foreseeable future.

In addition to the key assumptions used in the Black-Scholes model, the estimated forfeiture rate at the time of valuation is a critical assumption.  The Company has estimated an annualized forfeiture rate of approximately 10% for corporate officers, 4% for members of the Board of Directors and 6% for all other employees.  The Company reviews the expected forfeiture rate annually to determine if that percent is still reasonable based on historical experience.

Income Taxes

Current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities and for the expected future tax benefit to be derived from tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Foreign Currency Translation

The financial position and results of operations of the Company’s foreign subsidiaries are measured using the foreign subsidiary’s local currency as the functional currency. Revenues and expenses of such subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of shareholders’ equity, unless there is a sale or complete liquidation of the underlying foreign investments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries. The cumulative translation adjustment, which is recorded in accumulated other comprehensive income, decreased approximately $18,000 for the year ended December 31, 2010 and decreased approximately $176,000 for the year ended December 31, 2009.

Comprehensive Income

Comprehensive income consists of net gains and losses affecting shareholders’ equity that, under generally accepted accounting principles, are excluded from net income (loss). For the Company, the only items are the cumulative translation adjustment and the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30, "Compensation - Retirement Benefits - Defined Benefit Plans – Pension".

Revenue Recognition

The Company recognizes revenue from the following major revenue sources:

■	Long-term fixed-price contracts involving significant customization
■	Fixed-price contracts involving minimal customization

■	Software licensing
■	Sales of computer hardware and identification media

■	Postcontract customer support (PCS)

       The Company’s revenue recognition policies are consistent with U.S. GAAP including ASC 985-605, “Software Revenue Recognition”, ASC 605-35 “Revenue Recognition, Construction-Type and Production-Type Contracts”, “Securities and Exchange Commission Staff Accounting Bulletin 104, and ASC 605-25 “Revenue Recognition , Multiple Element Arrangements”. Accordingly, the Company recognizes revenue when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured.

The Company recognizes revenue and profit as work progresses on long-term, fixed-price contracts involving significant amount of hardware and software customization using the percentage of completion method based on costs incurred to date compared to total estimated costs at completion. The primary components of costs incurred are third party software and direct labor cost including fringe benefits.  Revenues recognized in excess of amounts billed are classified as current assets under “Costs and estimated earnings in excess of billings on uncompleted contracts”. Amounts billed to customers in excess of revenues recognized are classified as current liabilities under “Billings in excess of costs and estimated earnings on uncompleted contracts. Revenue from contracts for which the Company cannot reliably estimate total costs or there are not significant amounts of customization are recognized upon completion. The Company also generates non-recurring revenue from the licensing of its software. Software license revenue is recognized upon the execution of a license agreement, upon deliverance, when fees are fixed and determinable, when collectability is probable and when all other significant obligations have been fulfilled. The Company also generates revenue from the sale of computer hardware and identification media. Revenue for these items is recognized upon delivery of these products to the customer. The Company’s revenue from periodic maintenance agreements is generally recognized ratably over the respective maintenance periods provided no significant obligations remain and collectability of the related receivable is probable. Amounts collected in advance for maintenance services are included in current liabilities under "Deferred revenues".  Sales tax collected from customers is excluded from revenue.

Advertising Costs

The Company expenses advertising costs as incurred. The Company did not incur any advertising expense during the years ended December 31, 2010 and 2009.

Loss Per Share

Basic loss per common share is calculated by dividing net loss available to common shareholders for the period by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is calculated by dividing net loss available to common shareholders for the period by the weighted-average number of common shares outstanding during the period, increased to include, if dilutive, the number of additional common shares that would have been outstanding if the potential common shares had been issued at the date of issuance. The dilutive effect of outstanding stock options are included in the calculation of diluted loss per common share, if dilutive, using the treasury stock method. During the years ended December 31, 2010 and 2009, the Company has excluded the following securities from the calculation of diluted loss per share, as their effect would have been anti-dilutive due to the Company’s net loss:

Potential Dilutive Securities:	Number of Common Shares Convertible into at December 31, 2010	Number of Common Shares Convertible into at December 31, 2009
Convertible notes payable	10,700,109	215,803
Convertible preferred stock – Series B	54,784	51,153
Convertible preferred stock – Series C	5,854,290	5,502,290
Convertible preferred stock – Series D	5,249,296	5,192,618
Stock options	1,463,295	2,300,038
Restricted stock grants	360,000	360,000
Warrants	19,737,612	14,448,253
Total Potential Dilutive Securities	43,419,386	28,070,155

The following table sets forth the computation of basic and diluted loss per share for the years ended December 31, 2010 and 2009:

(Amounts in thousands, except share and per share amounts)	Years Ended December 31,
	2010	2009
Numerator – net loss :
Net loss	$(5,049)	$(12,636)
Less preferred stock dividends	(396)	(403)
Net loss available to common shareholders	$(5,445)	$(13,039)

Denominator
Weighted-average shares outstanding	23,175,405	19,416,569

Basic and diluted loss per share:
Operations	$(0.22)	$(0.65)
Preferred dividends	$(0.02)	$(0.02)
Net loss per common share	$(0.24)	$(0.67)

Segment Information

Prior to its acquisitions during 2001 of G & A, Castleworks and E-Focus, the Company operated in one business segment. With its acquisition of G & A, Castleworks and E-Focus, the Company determined it was comprised of three reportable segments based on the management approach as prescribed by ASC 280, Segment Reporting.  These segments were determined to be: Law Enforcement, Identification and Digital Photography.  With the sale of its entire Digital Photography product line in November 2006, the Company reassessed the composition of its operating segments and determined that it no longer operates in separate, distinct market segments but rather operates in one market segment, that segment being identity management.  The Company’s determination was based on fundamental changes in the Company’s business structure due to the consolidation of operations, restructuring of the Company’s operations and management team, and the integration of what where previously distinct, mutually exclusive technologies.  This has resulted in changes in the manner by which the Company’s chief decision maker assesses performance and makes decisions concerning resource allocation.

        New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies, which are adopted by us as of the specified effective date.  Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements upon adoption.

FASB ASU 2010-06.  In January 2010, the FASB issued FASB Accounting Standards Update, or ASU 2010-06, amends the disclosure requirements relating to recurring and nonrecurring fair value measurements.  New disclosures are required about transfers into and out of the levels 1 and 2 fair value hierarchy and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements.  This ASU also requires an entity to present information about purchases, sales, issuances and settlements for significant unobservable inputs on a gross basis rather than as a net number.  This ASU was effective for us with the reporting period beginning January 1, 2010, except for the disclosures on the roll forward activities for Level 3 fair value measurements, which will become effective for us with the reporting period beginning October 1, 2011.  The adoption of this ASU had no impact on the Company’s financial position and results of operations, as it only requires additional disclosures.

FASB ASU 2010-29.  In December 2010, the FASB issued FASB ASU 2010-29, which requires an entity to disclose revenue and earnings of a combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual period only.  It also requires pro forma disclosures to include a description of the nature and amount of the material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.   The Company does not expect the adoption of ASU 2010-29 to have a material impact on the Company’s consolidated financial statements.

FASB ASU 2011-05.  In June 2011 the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (“ASU 2011-05”). This new accounting standard: (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. This new standard does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it affect how earnings per share is calculated or presented. ASU 2011-05 is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011, with early adoption permitted. As this new standard only requires enhanced disclosure, the adoption of ASU 2011-05 will not impact the Company’s financial position or results of operations.

FASB ASU 2011-08.  In September 2011 the FASB issued ASU No. 2011-08, Goodwill and Other (Topic 350): Testing Goodwill for Impairment, (“ASU 2011-08”). This new accounting standard simplifies goodwill impairment tests and states that a qualitative assessment may be performed to determine whether further impairment testing is necessary. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-08 to have a material impact on the Company’s consolidated financial statements.

FASB ASU 2011-09.  The FASB has issued Accounting Standards Update (ASU) No. 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan. ASU 2011-09 is intended to address concerns from various users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. Users of financial statements have requested additional disclosure to increase awareness of the commitments and risks involved with participating in multiemployer pension plans. The amendments in this ASU will require additional disclosures about an employer’s participation in a multiemployer pension plan. Previously, disclosures were limited primarily to the historical contributions made to the plans. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans. For public entities, ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2011. For nonpublic entities, ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2012. Early adoption is permissible for both public and nonpublic entities. ASU 2011-09 should be applied retrospectively for all prior periods presented. The Company does not expect the adoption of ASU 2011-09 to have a material impact on the Company’s consolidated financial statements.

Reclassifications

Certain reclassifications were made to prior years’ consolidated financial statements to conform to the current year presentation. There was no effect on net loss or cash flows as a result of such reclassifications.

NET INCOME (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2011
Net Income Loss Per Common Share
NOTE 4. NET INCOME (LOSS) PER COMMON SHARE

Basic income (loss) per common share is calculated by dividing net income (loss) available to common shareholders for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income available to common shareholders for the period by the weighted-average number of common shares outstanding during the period, adjusted to include, if dilutive, potential dilutive shares consisting of convertible preferred stock, convertible notes payable, stock options and warrants, calculated using the treasury stock method. For diluted earnings per share calculation purposes, the net income available to commons shareholders is adjusted to add back any preferred stock dividends and any interest on convertible debt reflected in the condensed consolidated statement of operations for the respective periods.

The table below presents the computation of basic and diluted earnings income (loss) per share:

(Amounts in thousands except share and per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Numerator for basic earnings (loss) per share:
Net income (loss)	$5,395	$(1,117)	$1,059	$1,070
Preferred dividends	(99)	(99)	(301)	(296)
Net income (loss) available to common shareholders	$5,296	$(1,216)	$758	$774

Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders	$5,296	$(1,216)	$758	$774
Preferred dividends	99	—	301	296
Interest expense on convertible debt	93	—	261	6
Net income (loss) for diluted earnings (loss) per share	$5,488	$(1,216)	$1,320	$1,076

Denominator for basic earnings (loss) per share — weighted-average shares outstanding	26,328,062	23,753,994	25,816,120	22,916,554
Effect of dilutive securities	30,838,150	—	33,177,845	14,907,951
Denominator for diluted earnings (loss) per share — weighted-average shares outstanding	57,166,212	23,753,994	58,993,965	37,824,505

Basic income (loss) per share:
Net income (loss)	$0.20	$(0.05)	$0.04	$0.04
Preferred dividends	(0.00)	(0.00)	(0.01)	(0.01)
Net income (loss) available to common shareholders	$0.20	$(0.05)	$0.03	$0.03

Diluted income (loss) per share:
Net income (loss)	$0.10	$(0.05)	$0.02	$0.03

The Company has excluded the following securities from the calculation of diluted loss per share, as their effect would have been antidilutive:

Dilutive securities	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Convertible notes payable	—	226,236	—	—
Convertible preferred stock	57,490	10,982,759	56,584	52,954
Stock options	603,930	942,721	135,342	879,199
Warrants	1,254,029	11,730,948	812,925	1,426,779
Total dilutive securities	1,915,449	23,882,664	1,004,851	2,358,932

FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Note 5. FAIR VALUE

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (“Topic No. 820”) which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC Topic 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at September 30, 2011
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,517	$1,517	$—	$—
Totals	$1,517	$1,517	$—	$—
Liabilities:
Derivative liabilities	$11,573	$—	$—	$11,573
Totals	$11,573	$—	$—	$11,573

	Fair Value at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,369	$1,369	$—	$—
Totals	$1,369	$1,369	$—	$—
Liabilities:
Derivative liabilities	$15,653	$—	$—	$15,653
Totals	$15,653	$—	$—	$15,653

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

Beginning January 1, 2009, the Company recorded derivative liabilities on its consolidated balance sheet as derivative liabilities related to certain warrants and the conversion feature embedded in its Series C and Series D Preferred Stock. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data. The Company uses Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities. The Monte-Carlo simulation methodologies is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings.

The Company monitors the activity within each level and any changes with the underlying valuation techniques or inputs utilized to recognize if any transfers between levels are necessary. That determination is made, in part, by working with outside valuation experts for Level 3 instruments and monitoring market related data and other valuation inputs for Level 1 and Level 2 instruments.

A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities

Balance at December 31, 2010	$15,653
Total unrealized gains	—
Included in earnings	(4,268)
Settlements	—
Issuances	188
Transfers in and/or out of Level 3	—
Balance at September 30, 2011	$11,573

All unrealized gains or losses resulting from changes in value of any Level 3 instruments are reflected as a separate line in the condensed consolidated statement of operations in arriving at net loss. The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (“Topic No. 820”) which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC Topic 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2009
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,349	$1,349	$—	$—
Totals	$1,349	$1,349	$—	$—
Liabilities:
Additional financing obligation	$1,504	$—	$—	$1,504
Derivative liabilities	$11,603	$—	$—	$11,603
Totals	$13,107	$—	$—	$13,107

	Fair Value at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,369	$1,369	$—	$—
Totals	$1,369	$1,369	$—	$—
Liabilities:
Derivative liabilities	$15,653	$—	$—	$15,653
Totals	$15,653	$—	$—	$15,653

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices.  The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers.  The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

The fair value of the Company’s secured notes payable and additional financing obligation are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses various pricing models that are consistent with what other market participants would use.  Significant assumptions used in calculating the fair value of the note and the additional financing obligation include the application of the Black-Scholes option pricing model and Monte-Carlo simulation methodologies used to value the additional financing obligation and the warrants issued to the Lender.  The determination of fair value of the additional financing obligation and warrants issued to the lender using the Black-Scholes option-pricing model and Monte-Carlo simulation methodologies is affected by the stock price as well as assumptions regarding the expected stock price volatility over the term of these instruments. The Company calculated the expected volatility assumptions based on the historical volatility of the Company’s stock.

       Beginning January 1, 2009, the Company recorded derivative liabilities on its consolidated balance sheet as derivative liabilities related to certain warrants and the conversion feature embedded in its Series C and Series D Preferred Stock. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities.  The Monte-Carlo simulation methodologies is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings.

       A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Additional Financing Obligation	Derivative Liabilities

Balance December 31, 2008	$—	$—
Cumulative adjustment of the fair value of derivative liabilities
as of January 1, 2009	—	4,128
Included in earnings	1,335	6,327
Issuances	169	1,148
Balance at December 31, 2009	$1,504	$11,603
Total unrealized gains	—	—
Included in earnings	(551)	738
Settlements	(2,108)	—
Issuances	1,155	3,312
Transfers in and/or out of Level 3	—	—
Balance at December 31, 2010	$—	$15,653

       The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.

INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 6. INTANGIBLE ASSETS AND GOODWILL

The following table presents the changes in the carrying amounts of the Company’s acquired intangible assets for the years ended December 31, 2010 and 2009. All intangible assets are being amortized over their estimated useful lives with no estimated residual values.

($ in thousands)	Total
Balance of intangible assets as of January 1, 2009	$110

Intangible assets acquired	—
Amortization of intangible assets recorded during year ended December 31, 2009	(16)
Impairment losses recorded during the year ended December 31, 2009	—

Balance of intangible assets as of December 31, 2009	$94

Intangible assets acquired	—
Amortization of intangible assets recorded during year ended December 30, 2010	(16)
Impairment losses recorded during the year ended December 31, 2010	—
Balance of intangible assets as of December 31, 2010	$78

The Company annually, or more frequently if events or circumstances indicate a need, tests the carrying amount of goodwill for impairment. The Company performs its annual impairment test in the fourth quarter of each year. A two-step impairment test is used to first identify potential goodwill impairment and then measure the amount of goodwill impairment loss, if any. These tests were conducted by determining and comparing the fair value, employing the market approach, of the Company’s reporting units to the carrying value of the reporting unit. In 2006, the Company determined that its only reporting unit is Identity Management. Based on the results of these impairment tests, the Company determined that its goodwill assets were not impaired as of December 31, 2010 and 2009.

Amortization expense for the years ended December 31, 2010 and 2009 was approximately $16,000.

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2012	$16
2013	16
2014	16
2015	16
2016	14
Thereafter	—
Totals	$78

SELECT BALANCE SHEET DETAILS	9 Months Ended
Sep. 30, 2011
Select Balance Sheet Details
NOTE 7. SELECT BALANCE SHEET DETAILS

Inventory

Inventories of $30,000 at September 30, 2011 were comprised of work in process of $11,000 representing direct labor costs on in-process projects and finished goods of $19,000 net of reserves for obsolete and slow-moving items of $2,000. Inventories of $12,000 at December 31, 2010 were comprised of work in process of $7,000 representing direct labor costs on in-process projects and finished goods of $5,000 net of reserves for obsolete and slow-moving items of $2,000. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value and required reserve levels.

Intangible Assets

The Company has one intangible in the form of trademarks and trade names. The carrying amounts of the Company’s acquired intangible assets were $67,000 and $78,000 as of September 30, 2011 and December 31, 2010, respectively, which include accumulated amortization of $280,000 and $269,000 as of September 30, 2011 and December 31, 2010, respectively. Amortization expense for the intangible assets was $4,000 for the three months ended September 30, 2011 and 2010 and $11,000 for the nine months ended September 30, 2011 and 2010. All intangible assets are being amortized over their estimated useful lives with no estimated residual values. Any costs incurred by the Company to renew or extend the life of intangible assets will be evaluated under ASC 350 “Intangibles – Goodwill and Other” for proper treatment.

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2011 (3 months)	$5
2012	16
2013	16
2014	16
2015	14
Thereafter	—
Total	$67

Goodwill

The Company annually, or more frequently if events or circumstances indicate a need, tests the carrying amount of goodwill for impairment. The Company performs its annual impairment test in the fourth quarter of each year. A two-step impairment test is used to first identify potential goodwill impairment and then measure the amount of goodwill impairment loss, if any. These tests were conducted by determining and comparing the fair value, employing the market approach, of the Company’s reporting units to the carrying value of the reporting unit. The Company has determined that its only reporting unit is Identity Management. Based on the results of these impairment tests, the Company determined that its goodwill assets were not impaired as of December 31, 2010 and there have been no indications of impairment during the nine months ended September 30, 2011 or 2010.

Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts

The Company recognizes sales and cost of sales on long-term, fixed price contracts involving significant amounts of customization using the percentage of completion method based on costs incurred to date compared to total estimated costs at completion. Such amounts are included in the accompanying consolidated balance sheets under the caption “Billings in excess of costs and estimated earnings on uncompleted contracts”.

Costs and estimated earnings on uncompleted contracts and related amounts billed under contract provisions as of September 30, 2011 and December 31, 2010 are as follows:

($ in thousands)	September 30, 2011	December 31, 2010

Costs incurred on uncompleted contract	$619	$539
Estimated earnings	1,141	980
	1,760	1,519

Less: billings to date	(1,760)	(1,760)
Billings in excess of costs and estimated earnings on uncompleted contract	$—	$(241)

NOTES PAYABLE	9 Months Ended
Sep. 30, 2011
Notes Payable [Abstract]
NOTE 8. NOTES PAYABLE

Notes payable consist of the following:

($ in thousands)	September 30,	December 31,
	2011	2010
Secured Promissory Note
9% secured promissory note. Face value of note $0 at September 30, 2011 and December 31, 2010. Discount on note is $0 at September 30, 2011 and December 31, 2010. Note settled in December 2010.	$—	$—
Total secured notes payable	—	—
Secured Convertible Notes Payable
6% secured convertible notes payable. Face value of notes $6,000 and $5,500 at September 30, 2011 and December 31, 2010, respectively. Discount on notes is $2,772 and $4,073 at September 30, 2011 and December 31, 2010, respectively. Notes due October 2012 through June 2013.	3,228	1,427
Total convertible notes payable	3,228	1,427
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $110 at September 30, 2011 and December 31, 2010. Discount on notes at is $0 at September 30, 2011 and December 31, 2010. Notes were due February 14, 2009 and extended to January 31, 2010.	110	110
Total notes payable to related parties	110	110

Total notes payable	3,338	1,537
Less current portion	(110)	(110)
Long-term notes payable	$3,228	$1,427

Future maturities of long-term debt are as follows as of September 30, 2011:

($ in thousands)
2012	$5,500
2013	500
2014	—
2015	—
Thereafter	—
$6,000

9% Secured Promissory Note

In February 2009, the Company entered into a secured promissory note (the "Note"), for $5,000,000 with a third-party lender (“the Lender”). The Note secures a credit facility for a total of up to $5,000,000. The initial advance under the Note was $1,000,000. Subsequent advances are subject to the discretion of the Lender. The note bears interest at 5% per annum on the outstanding principal and interest and is due on June 30, 2010. The Company will also pay the Lender additional financing fees (the “Additional Financing Obligation”) on the maturity date or such earlier date as may be required under the terms of the note equal to the greater of $400,000 or an amount equal to 2,000,000 multiplied by the average of the closing prices for the common stock of the Company for the ten trading day period immediately preceding the date of such interest payment.

In conjunction with the issuance of the Note, the Company issued a warrant to purchase 4,500,000 shares of common stock of the Company. The warrant has an exercise price $0.50 per share and may be exercised at any time from February 12, 2009 until February 12, 2014. Additionally, the Company entered into a Registration Rights Agreement requiring the Company to provide certain registration rights to the Lender relative to the 4,500,000 shares of common stock of the Company issuable pursuant to the warrant.

The Company recorded the Note and Additional Financing Obligation net of a discount equal to the fair values allocated to the various financial instruments issued to the Lender. The warrants issued in conjunction with the Note contained anti-dilution provisions, which require derivative liability classification (see Note 7). The Company estimated the fair value of the warrants using a Monte-Carlo simulation, which resulted in note discount from the issuance of the warrants of approximately $562,000. The Company recorded the Additional Financing Obligation equal to the fair values of the additional financing component using the Black-Scholes option-pricing model, which resulted in additional note discount of approximately $169,000. In addition, the Company accreted the $400,000 minimum payment to interest expense over the term of the agreement.

The Note is secured by all of the assets of the Company. Under the terms of the Note, the entire outstanding balance together with all accrued interest shall be payable on (i) the maturity date (June 30, 2010), (ii) a change of control transaction, (iii) receipt by the Company of proceeds from the sale of equity or equity linked securities of the Company in excess of $2,500,000, (iv) receipt by the Company of proceeds from the issuance by the Company of any type of additional debt instruments, or (v) upon the occurrence of an event of default under the terms of the Note.

In June 2009, the Lender and the Company agreed to amend the Note (“Amendment No. 1”) whereby the Company received a waiver of default and extension of certain date sensitive covenants contained in the Note. As consideration for the waiver and extension, the Company issued to the Lender warrants to purchase 1,000,000 shares of common stock of the Company at an exercise price of $0.50 per share. Such warrants may be exercised at any time from June 9, 2009 until June 9, 2014. In conjunction with the June 2009 waiver and extension, the interest rate on the Note was changed to 9% per annum, retroactive to February 2009.

The Company evaluated the waiver of default and interest rate change under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial. The Company determined that because the change in fair value of the debt instruments was greater than 10% of the present value of the cash flows between the modified debt instruments and original debt instruments, the debt modification was substantial and therefore the Company accounted for the modification as a debt extinguishment. Accordingly, the Company recorded the new debt instrument at fair value and recorded a loss on debt extinguishment of approximately $750,000 during 2009. The loss on debt extinguishment of $750,000 includes approximately $132,000 of unamortized deferred financing fees written off due to the debt extinguishment. The Company recorded the new debt instruments net of a discount equal to the fair values allocated to the various financial instruments issued to the Lender. The Company estimated the fair value of the warrants using a Monte-Carlo simulation, which resulted in a note discount from the issuance of the warrants of approximately $188,000. The Company is accreting the note discount and the Additional Financing Obligation discount using the effective interest rate method over the life of the Note.

In June 2009, the Lender and the Company further amended the Note (“Amendment No. 2”) whereby the Lender advanced the Company an additional $350,000 and amended certain terms of the Note. As consideration for the additional advance, the Company issued to the Lender warrants to purchase 700,000 shares of common stock of the Company at an exercise price of $0.50 per share. Such warrants may be exercised at any time from June 22, 2009 until June 22, 2014.

The Company recorded Amendment No. 2 net of a discount equal to the fair value allocated to warrants. The Company estimated the fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in a note discount from the issuance of the warrants of approximately $238,000.

In October 2009, the Lender and the Company further amended the Note (“Amendment No. 3”) whereby the Lender agreed to make additional advances in an aggregate amount up to $1,000,000 (“Third Amendment Advance”) to only be used for the purpose of compromising certain of the Company’s outstanding vendor payables or for paying for the audit of the Company’s financial statements. The amendment calls for the Company to repay the lender in full the amount of any and all Third Amendment Advances, together with all accrued and unpaid interest thereon, on or before January 31, 2010. On October 5, 2009, the Lender made an advance of $300,000 to the Company pursuant to these provisions. As consideration for the additional advance, the Company issued to the Lender warrants to purchase 200,000 shares of common stock of the Company at an exercise price of $0.60 per share. Such warrants may be exercised at any time from October 5, 2009 until October 5, 2014. As additional consideration, the Company assigned certain patents related to discontinued product lines to the Lender with the condition that the Company would participate in future proceeds generated from efforts by the Lender to monetize the patents.

The Company recorded the Amendment No. 3 borrowing net of a discount equal to the fair value allocated to warrants and the patent assignment. The warrants issued in conjunction with the Third Amendment Advance contained anti-dilution provisions, which require derivative liability classification (see Note 7). The Company estimated the fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in note discount from the issuance of the warrants of approximately $105,000. The Company estimated the fair value of the patent assignment to be $0 based on the unsuccessful attempt to monetize the patents.

On November 4, 2009, the Lender and the Company amended the Note (“Amendment No. 4”) whereby the Lender made an additional $350,000 advance (the “Additional Advance”) under the Note. As consideration for the Additional Advance, the Company executed an assignment of all accounts receivable (the “Assignment of Receivables”) whereby the Company assigned to the Lender all of the Company’s rights, title and interest in all accounts receivable as of the date of Amendment No. 4. In December 2009, the Company paid back the $350,000 advance plus accrued interest.

In December 2009, the Lender advanced an additional $325,000 under Amendment No. 3. In December 2009, the Lender added approximately $12,000 in legal fees to the principal balance of the note.

In February 2010, the Lender and the Company further amended the Note (“Amendment No. 5”) whereby the Lender extended the due date of amounts due on January 31, 2010 to March 15, 2010.

In March 2010, the Lender and the Company further amended the Note (“Amendment No. 6”) whereby the Lender made an additional advance of $250,000 under the Note. As consideration for the advance, the Company will pay the Lender additional interest on the maturity date or such earlier date as may be required under the terms of the Note in an amount equal to 200,000 multiplied by the average of the closing prices for the common stock of the Company for the ten trading day period immediately preceding the date of the payment of such interest payment. As additional consideration for making the advance, the Company assigned to the Lender its rights, title and interest in and to fifty percent of certain after-cost proceeds that may be received in connection with the Company’s prosecution of certain commercial tort claims (including, but not limited to, claims related to the infringement of the Company’s intellectual property). In conjunction with Amendment No. 6, the interest rate on the Note was changed to 10% per annum, retroactive to February 2009. Also in conjunction with Amendment No. 6, the Lender extended the due dates of amounts due on March 15, 2010 to June 30, 2010.

In conjunction with Amendments No. 5 and No. 6, the Lender added an aggregate of $15,000 to the note principal during 2010.

The Company recorded the borrowing under Amendment No. 6 net of a discount equal to the fair value of the change in the additional interest obligation of approximately $140,000. The Company estimated the fair value of the change in the additional interest obligation using the Black-Scholes option pricing model using the following assumptions: term of 0.3 years, a risk free interest rate of 0.20%, a dividend yield of 0%, and volatility of 107%.

Amendments Nos. 2 through 6 were evaluated under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial. Based on such analysis, the Company determined that such amendments were not substantial.

In June 2010, the Company did not repay the outstanding note principal and interest due under the terms of the Note, which were due on June 30, 2010. In August 2010, the Company further amended the Note (“Amendment No. 7”) whereby the Lender extended the maturity date to September 15, 2010. The Note was further amended to allow the Company a 60 day grace period beyond September 15, 2010 if, prior to September 15, 2010, the Company can deliver a customer contract (or contracts) sufficient to generate aggregate revenue of not less than $25 million. In conjunction with the amendment, the Company agreed to pay a $50,000 amendment fee (such fee to be added to the principal balance of the Note as of the date of the amendment). The Company also agreed to amend the clause in the Note requiring the Company to pay additional interest on the Note equal to the greater of $400,000 or an amount equal to 2,200,000 times the average of the five highest closing prices for the Company’s common stock from February 12, 2009 to the maturity date of the Note. The additional interest will, however, not exceed $2,200,000. Prior to the amendment this payment was based upon the average of the 10 daily closing prices immediately preceding the date of payment and had no upper limit.

The Company evaluated the Amendment No. 7 modification under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial. The Company determined that because the change in fair value of the debt instruments was greater than 10% of the present value of the cash flows between the modified debt instruments and original debt instruments, the debt modification was substantial and therefore the Company accounted for the modification as a debt extinguishment. Accordingly, the Company recorded the new debt instrument at fair value and recorded a loss on debt extinguishment of approximately $1,763,000 during 2010.

On October 6, 2010, the Company entered into a Settlement Agreement (the “Agreement”) with the Lender whereby the Company agreed to pay the Lender the sum of $4,703,465 (consisting of outstanding principal, interest, amounts due under the terms of the Additional Financing Obligation and legal fees) in three payments to be made in the amount of $1,567,821 due on or before October 8, 2010; $1,567,822 due on or before November 30, 2010; and a third and final payment of $1,567,822 due on or before December 30, 2010. Interest continued to accrue at a rate of 18% per annum on the outstanding indebtedness until the date of payment. The Lender retained a first priority security interest in the assets of the Company pursuant to the terms of the Note. The Company made the scheduled installment payments in accordance with the Agreement with the final payment being made on December 8, 2010.

6% Secured Convertible Promissory Notes

On October 5, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 1”) in the amount of $2,000,000 purchased by an existing shareholder. Convertible Note No. 1 is convertible into common shares at $0.50 per share. In conjunction with the issuance of the Convertible Note No. 1, the Company issued warrants to purchase 1,000,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 1 net of a discount equal to the fair value allocated to the warrants of approximately $408,000. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $408,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

On November 5, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 2”) in the amount of $2,000,000 purchased by the same shareholder. Convertible Note No. 2 is convertible into common shares at $0.50 per share. In conjunction with the issuance of Convertible Note No. 2, the Company issued warrants to purchase 5,000,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 2 net of a discount equal to the fair value allocated to the warrants of approximately $2,000,000. The Company estimated the fair value of the warrants to be approximately $2,074,000 using a Monte-Carlo simulation performed by an independent valuation firm, Vantage Point Advisors, Inc. The Company also recorded an additional $74,000 in November 2010 in financing expense based on the fair value of the warrants as the grant date fair value of the warrants exceeded the face amount of the convertible note. The Company will accrete the note discount over the life of the note using the effective interest rate method.

On December 8, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 3”) in the amount of $1,500,000 purchased by the same shareholder. Convertible Note No. 3 is convertible into common shares at $0.50 per share. In conjunction with the issuance of Convertible Note No. 3, the Company issued warrants to purchase 2,250,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 3 net of a discount equal to the fair value allocated to the warrants of approximately $830,000. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $671,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

On December 8, 2010, the Company entered into a security agreement with the Lender of Convertible Notes Nos. 1 through 3 (collectively the “6% Convertible Notes”) whereby Company granted the 6% Convertible Note holder a first priority lien on and security interest in all the assets of the Company.

In June 2011, the Company entered into a new, two year secured convertible 6% note (“Convertible Note No. 4”) in the amount of $500,000 purchased by the existing holder of the 6% Convertible Notes. Convertible Note No. 4 is convertible into common shares at $1.25 per share and is due June 9, 2013. In conjunction with the issuance of Convertible Note No. 4, the Company issued warrants to purchase 300,000 shares of common stock with an exercise price of $1.25. The Warrant terminates, if not previously exercised, two years from the date of issuance, or June 9, 2013. The Warrant contains a cashless exercise provision allowing the Lender to exercise the Warrant without tendering the exercise price of the Warrant, subject to a reduction of the number of shares of common stock issuable upon exercise of the Warrant.

The Company recorded Convertible Note No. 4 net of a discount equal to the fair value allocated to the warrants of approximately $188,000. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $188,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

7% Convertible Promissory Notes to Related Parties

On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), aggregating $110,000 with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.55 (the “Conversion Price”).

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.55 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the note.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension to January 31, 2010 of the maturity date of the Related-Party Convertible Notes. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders an aggregate of 150,000 warrants to purchase shares of the Company’s common stock. The warrants have an exercise price of $0.54 per share and expire on August 25, 2014.

The warrants issued in conjunction with the August 2009 waiver of default contain anti-dilution provisions, which require derivative liability classification (see Note 7). The Company recorded the grant date fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in the recognition of expense of approximately $52,000 which was included as a component of interest expense in the Company’s consolidated statements of operations for the year ended December 31, 2009.

The Company did not repay the notes on January 31, 2010 and is currently seeking an additional waiver of default from the holders of the Related-Party Convertible Notes.

The following tables set forth the various components of interest expense, amortization of debt discounts and beneficial conversion features, changes in fair value of the additional financing obligation and losses recorded on debt modification for the three and nine months ended September 30, 2011 and 2010:

	Three Months Ended September 30, 2011				Three Months Ended September 30, 2010
	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals
($ in Thousands)
Coupon interest rate	$2	$-	$91	$93	$2	$52	$-	$54

Accretion of note discount	$-	$-	$431	$431	$-	$-	$-	$-

Accretion of beneficial conversion feature	$-	$-	$155	$155	$-	$-	$-	$-

Change in Fair Value of Additional Financing Obligation	$-	$-	$-	$-	$-	$(38)	$-	$(38)

Total of expense recorded on debt instruments	$2	$-	$677	$679	$2	$14	$-	$16

	Nine Months Ended September 30, 2011				Nine Months Ended September 30, 2010
	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals
($ in Thousands)
Coupon interest rate	$6	$-	$255	$261	$6	$170	$-	$176

Accretion of note discount	$-	$-	$1,252	$1,252	$-	$431	$-	$431

Accretion of beneficial conversion feature	$-	$-	$424	$424	$-	$-	$-	$-

Accretion of Additional Financing Obligation	$-	$-	$-	$-	$-	$142	$-	$142

Change in Fair Value of Additional Financing Obligation	$-	$-	$-	$-	$-	$(695)	$-	$(695)

Total of expense recorded on debt instruments	$6	$-	$1,931	$1,937	$6	$48	$-	$54

EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity [Abstract]
NOTE 9. EQUITY

The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock”. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

The Company had 239,400 shares of Series B Preferred outstanding as of September 30, 2011 and December 31, 2010. At September 30, 2011 and December 31, 2010, the Company had cumulative undeclared dividends of approximately $174,000 and $136,000, respectively. There were no conversions of Series B Preferred into common stock during the nine months ended September 30, 2011 or 2010.

Series C Convertible Preferred Stock

The Company had 2,200 shares of Series C Preferred outstanding as of September 30, 2011 and December 31, 2010. At September 30, 2011 and December 31, 2010, the Company had cumulative undeclared dividends of approximately $887,000 and $756,000, respectively. There were no conversions of Series C Preferred into common stock during the nine months ended September 30, 2011 or 2010.

Series D Convertible Preferred Stock

The Company had 2,085 shares of Series D outstanding as of September 30, 2011 and December 31, 2010. At September 30, 2011 and December 31, 2010, the Company had cumulative undeclared dividends of approximately $707,000 and $575,000, respectively. During the quarter ended September 30, 2010, 113 shares of Series D Convertible Preferred Stock were converted into 281,428 shares of common stock. There were no conversions of Series D Preferred into common stock during the nine months ended September 30, 2011.

Common Stock

The following table summarizes common stock activity for the nine months ended September 30, 2011:

Common Stock

Shares outstanding at December 31, 2010	23,838,777
Shares issued pursuant to warrants exercised for cash	1,310,000
Shares issued pursuant to cashless warrants exercised	1,154,698
Shares issued pursuant to options exercised	14,587
Shares issued as compensation in lieu of cash	10,000
Shares outstanding at September 30, 2011	26,328,062

During the nine months ended September 30, 2011, the Company issued 1,310,000 shares of common stock pursuant to the exercise of 1,310,000 warrants for cash proceeds of $655,000. During the nine months ended September 30, 2011, the Company also issued 1,154,698 shares of common stock pursuant to the cashless exercise of 1,966,358 warrants.

Warrants

As of September 30, 2011, warrants to purchase 16,401,254 shares of common stock at prices ranging from $0.50 to $1.67 were outstanding. All warrants are exercisable as of September 30, 2011 and expire at various dates through October 2014.

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2010	19,737,612	$0.54
Granted	300,000	$1.25
Expired / Canceled	(360,000)	$0.50
Exercised	(3,276,358)	$0.50
Balance at September 30, 2011	16,401,254	$0.56

As more fully described in Note 4 to these condensed consolidated financial statements, in conjunction with the issuance of Convertible Note No. 4, the Company issued warrants to purchase 300,000 shares of common stock with an exercise price of $1.25. The Warrant terminates, if not previously exercised, two years from the date of issuance, or June 9, 2013.

During the nine months ended September 30, 2011, the Company issued 1,310,000 shares of common stock pursuant to the exercise of 1,310,000 warrants for cash proceeds of approximately $655,000. During the nine months ended September 30, 2011, the Company also issued 1,154,698 shares of common stock pursuant to the cashless exercise of 1,966,358 warrants.

There were 2,324,873 warrants exercised for 1,458,531 shares of common stock during the nine months ended September 30, 2010. Of the 2,324,873 warrants exercised, 1,000,000 were exercised for cash resulting in proceeds to the Company of $500,000, while the remaining warrants were exercised pursuant to cashless exercise. There were 635,767 warrants that expired and no warrants granted during the three and nine months ended September 30, 2010.

Stock Based Compensation

At September 30, 2011, the Company had two stock-based compensation plans for employees and nonemployee directors, which authorize the granting of various equity-based incentives including stock options and restricted stock.

The Company estimates the fair value of its stock options using a Black-Scholes option-pricing model, consistent with the provisions of ASC No. 718, Compensation – Stock Compensation. The fair value of stock options granted is recognized to expense over the requisite service period. Stock-based compensation expense for all share-based payment awards is recognized using the straight-line single-option method. Stock-based compensation expense is reported in operating expenses based upon the departments to which substantially all of the associated employees report and credited to additional paid-in-capital. Stock-based compensation expense related to equity options was approximately $70,000 and $50,000 for the three months ended September 30, 2011 and 2010, respectively. Stock-based compensation expense related to equity options was approximately $210,000 and $154,000 for the nine months ended September 30, 2011 and 2010, respectively.

ASC 718 requires the use of a valuation model to calculate the fair value of stock-based awards. The Company has elected to use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life, and interest rates. The Company is required to make various assumptions in the application of the Black-Scholes option-pricing model. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. Historical volatility factors utilized in the Company’s Black-Scholes computations for the nine months ended September 30, 2011 and 2010 ranged from 135% to 144%. The Company has elected to estimate the expected life of an award based upon the SEC approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 110. The expected term used by the Company during the nine months ended September 30, 2011 and 2010 was 5.9 years. The difference between the actual historical expected life and the simplified method was immaterial. The interest rate used is the risk free interest rate and is based upon U.S. Treasury rates appropriate for the expected term. Interest rates used in the Company’s Black-Scholes calculations for the nine months ended September 30, 2011 and 2010 was 2.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common shares in the foreseeable future.

In addition to the key assumptions used in the Black-Scholes model, the estimated forfeiture rate at the time of valuation is a critical assumption. The Company has estimated an annualized forfeiture rate of approximately 10% for corporate officers, 4% for members of the Board of Directors and 6% for all other employees. The Company reviews the expected forfeiture rate annually to determine if that percent is still reasonable based on historical experience.

In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares will vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date. Stock-based compensation expense related to these restricted stock grants was approximately $10,000 for the three months ended September 30, 2011 and 2010, respectively. Stock-based compensation expense related to these restricted stock grants was approximately $30,000 for the nine months ended September 30, 2011 and 2010, respectively.

During March 2011, the Company granted 880,000 performance units to certain key employees that grant the holder the right to receive compensation based on the appreciation in the Company’s common stock in the event of transfer of control of the Company ("Performance Units"). As the vesting of the Performance Units is contingent upon the sale of the Company, the expense associated with the granting of the Performance Units was not material. The Performance Units issued to such key employees were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock on January 30, 2012. See Note 10.

On July 22, 2011, the Company’s Board of Directors approved an amendment to the Amended and Restated 1999 Plan Stock Option Plan (the “1999 Plan”), subject to shareholder approval, pursuant to which an additional 2,159,442 shares would be reserved for issuance under the plan. In October 2011, the Company’s shareholders approved this amendment resulting in 2,159,442 shares being added to the 1999 Plan.

The Company’s Articles of Incorporation were amended effective August 31, 1994 and authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock,” provide that both Common and Preferred Stock shall have a par value of $0.01 per share and authorize the Company to issue 50,000,000 shares of Common Stock and 4,000,000 shares of Preferred Stock. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

In April 1995, the Company’s Articles of Incorporation were amended to authorize 750,000 shares of Series B Convertible Redeemable Preferred Stock (“Series B Preferred”). Each 5.275 shares of Series B Preferred are convertible into one share of the Company’s common stock.

The holders of Series B Preferred are entitled to cumulative preferred dividends payable at the rate of $0.2125 per share per annum commencing April 30, 1996, subject to legally available funds. The Series B Preferred plus accrued but unpaid dividends are convertible at the option of the holder into shares of common stock at a conversion price equal to the original Series B Preferred issue price as adjusted to prevent dilution. The Series B Preferred will automatically be converted into shares of common stock upon the closing of an underwritten public offering at a price per common share of not less than $31.65. If the public offering price is less than $31.65 but at least $21.10 per share, the conversion shall still be automatic upon written consent of a majority of the then outstanding shareholders of Series B Preferred.

The holders of Series B Preferred, on an as-converted basis, have the same voting rights per share as the Company’s common shares; provided, that the holders of Series B Preferred have a special right to elect one director if the Company defaults in the payment of any dividend to the holders of Series B Preferred. The holders of Series B Preferred are entitled to initial distributions of $2.50 per share of Series B Preferred outstanding, upon liquidation and in preference to common shares and any other series of preferred stock plus all accrued but unpaid dividends.

Any time after December 31, 2000, the Company has the right to redeem all or some of the outstanding shares of Series B Preferred at a price equal to the original issue price, plus all accrued but unpaid dividends.

The Company had 239,400 shares of Series B Preferred outstanding as of December 31, 2010 and 2009.  At December 31, 2010 and 2009, the Company had cumulative undeclared dividends of approximately $136,000 and $85,000, respectively.

Series C Convertible Preferred Stock

In November 2006, the Company’s Articles of Incorporation were amended to authorize 3,500 shares of Series C Convertible Preferred Stock (“Series C Preferred”). Each share of Series C Preferred is convertible at any time at the option of the holder into a number of shares of common stock equal to the stated value (initially $1,000 per share, subject to adjustment), plus any accrued and unpaid dividends, divided by the conversion price (initially $1.50 per share, subsequently adjusted to $0.50 per share and subject to further adjustment). Subject to certain limitations, the conversion price per share shall be adjusted in the event of certain subsequent stock dividends, splits, reclassifications, dilutive issuances, rights offerings, and reclassifications.  Certain activities may not be undertaken by the Company without the affirmative vote of a majority of the holders of the outstanding shares of Series C Preferred .  The Series C Preferred  does not have voting rights and is not redeemable except at liquidation. The Company may be subject to losses arising from non-delivery of shares within a specified period of time under the “buy in” provision. At January 1, 2009, the Company had issued a total of 2,500 shares of Series C Preferred.

The holders of Series C Preferred are entitled to receive cumulative dividends, (i) in common stock upon conversion of the Series C Preferred, or (ii) in cash after the payment of cash dividends to the holders of Series B Preferred at the rate per share (as a percentage of the stated value per share) of 8% per annum.

The holders of Series C Preferred are entitled to initial distributions of $1,000 per share of Series C Preferred outstanding, upon liquidation and in preference to common shares and any other series of preferred stock with the exception of Series B Preferred Stock, plus all accrued but unpaid dividends.

The Company had 2,200 shares of Series C Preferred outstanding as of December 31, 2010 and 2009.  At December 31, 2010 and 2009, the Company had cumulative undeclared dividends of approximately $756,000 and $580,000, respectively.

During the years ended December 31, 2010 and 2009 there were no conversions of Series C Preferred into common stock.

Series D Convertible Preferred Stock

In March 2007, the Company’s Articles of Incorporation were amended to authorize 2,000 shares of Series D 8% Convertible Preferred Stock (“Series D Preferred”). In August 2008, the Company’s Articles of Incorporation were further amended to increase the number of authorized shares of Series D Preferred from 2,000 to 3,000.  Each share of Series D Preferred is convertible at any time at the option of the holder into a number of shares of common stock equal to the stated value (initially $1,000 per share, subject to adjustment), plus any accrued and unpaid dividends, divided by the conversion price (initially $1.90 per share, subsequently adjusted to $0.50 per share and subject to further adjustment). Subject to certain limitations, the conversion price per share shall be adjusted in the event of certain subsequent stock dividends, splits, reclassifications, dilutive issuances, rights offerings, and reclassifications.  Certain activities may not be undertaken by the Company without the affirmative vote of a majority of the holders of the outstanding shares of Series D Preferred.  The Series D Preferred does not have voting rights and is not redeemable except at liquidation. The Company may be subject to losses arising from non-delivery of shares within a specified period of time under the “buy in” provision.

        The holders of Series D Preferred are entitled to initial distributions of $1,000 per share of Series D Preferred outstanding, upon liquidation and in preference to common shares and any other series of preferred stock with the exception of Series B Preferred Stock and Series C Preferred Stock, plus all accrued but unpaid dividends.

The Company had 2,085 and 2,198 shares of Series D outstanding as of December 31, 2010 and 2009, respectively.  At December 31, 2010 and 2009, the Company had cumulative undeclared dividends of approximately $575,000 and $406,000, respectively.

During the year ended December 31, 2010, 113 shares of Series D were converted into 281,428 shares of the Company’s common stock. There were no such conversions during 2009.

Common Stock

The following table summarizes common stock activity for the following periods:

Common Stock

Shares outstanding at December 31, 2008	18,156,783
Shares issued pursuant to warrants exercised for cash	2,741,075
Shares issued pursuant to cashless warrants exercised	353,702
Shares outstanding at December 31, 2009	21,251,560
Shares issued pursuant to warrants exercised for cash	1,000,000
Shares issued pursuant to cashless warrants exercised	458,531
Conversion of preferred stocks into common	281,428
Issuance of restricted stock grants	847,258
Shares outstanding at December 31, 2010	23,838,777

During the year ended December 31, 2009, the Company issued 2,741,075 shares of common stock pursuant to the exercise of 2,741,075 warrants for cash proceeds of approximately $1,370,000.  During the year ended December 31, 2009, the Company also issued 353,702 shares of common stock pursuant to the cashless exercise of 929,395 warrants.

During the year ended December 31, 2010, a holder of existing warrants exercised 1,000,000 warrants.  In conjunction with this exercise, the Company issued 1,000,000 shares of common stock and received cash proceeds of $500,000.  During the year ended December 31, 2010, the Company also issued 458,531 shares of common stock pursuant to the cashless exercise of 1,324,873 warrants.

In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board.  These shares will vest quarterly over a three-year period.  The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board.  The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date.

During the year ended December 31, 2010, 113 shares of Series D were converted into 281,428 shares of the Company’s common stock. There were no such conversions during in 2009.

Warrants

As of December 31, 2010, warrants to purchase 19,737,612 shares of common stock at prices ranging from $0.50 to $5.48 were outstanding. All warrants are exercisable as of December 31, 2010, and expire at various dates through March 2013.

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2008	10,471,167	$1.00
Granted	8,951,075	$0.52
Expired / Canceled	(1,303,519)	$2.45
Exercised	(3,670,470)	$0.50
Balance at December 31, 2009	14,448,253	$0.64
Granted	8,250,000	$0.50
Expired / Canceled	(635,768)	$2.28
Exercised	(2,324,873)	$0.53
Balance at December 31, 2010	19,737,612	$0.54

The following table summarized information about warrants outstanding and exercisable at December 31, 2010:

Exercise Price	Number Outstanding	Weighted—Average Remaining Life (Years)	Weighted—Average Exercise Price

$0.50	18,783,583	3.37	0.50

$1.00	265,280	3.59	$1.00

$1.20	270,833	2.20	$1.20

$1.67	417,916	2.24	$1.67

	19,737,612

In conjunction with the issuance of the Note in February 2009, the Company issued a warrant to the lender to purchase 4,500,000 shares on common sock of the Company.  The warrant has an exercise price of $0.50 per share and may be exercised at any time from February 12, 2009 until February 12, 2014.  Additionally, the Company entered into a Registration Rights Agreement requiring the Company to provide certain registration rights to the Lender relative to the 4,500,000 shares of common stock issuable pursuant to the warrant.

In May 2009, the Company extended the expiration date of 1,311,753 warrants from June 13, 2009 to May 27, 2010 and changed the exercise price of the warrants from $0.50 to $0.55 as consideration for the settlement in full of a $70,000 cash liability.  There were no other changes to the terms of the warrants. The Company recorded this warrant modification as the difference in fair values of the warrants using the Black-Scholes option pricing model which resulted in additional expense of approximately $52,000. Such expense in included as a component of general and administrative operating expenses in the Company’s consolidated statements of operations during 2009.

In June 2009, the Lender and the Company agreed to amend the Note (“Amendment No. 1”) whereby the Company received a waiver of default and extension of certain date sensitive covenants contained in the Note.  As consideration for the waiver and extension, the Company issued to the Lender warrants to purchase 1,000,000 shares of common stock of the Company at an exercise price of $0.50 per share.  Such warrants may be exercised at any time from June 9, 2009 until June 9, 2014.

In June 2009, the Lender and the Company further amended the Note (“Amendment No.2”) whereby the Lender advanced the Company an additional $350,000 and amended certain terms of the Note.  As consideration for the additional advance, the Company issued to the Lender warrants to purchase 700,000 shares of common stock of the Company at an exercise price of $0.50 per share.  Such warrants may be exercised at any time from June 22, 2009 until June 22, 2014.

In June 2009, the Company extended the expiration date of 2,857,629 warrants held by certain accredited investors from June 13, 2009 to July 31, 2009 to allow such warrant holders the opportunity to exercise their warrants for cash.  There were no other changes to the terms of the warrants. The Company recorded this warrant modification as the difference in fair values of the warrants using the Black-Scholes option pricing model which resulted in additional expense of approximately $7,000.  Such expense is included in the Company’s consolidated statements of operations during 2009 under the caption “Financing Expense”.

In July 2009 and ending in early August 2009, the Company undertook a series warrant financing whereby the Company received cash proceeds of approximately $1,370,000 from the exercise of 2,741,075 warrants.  The warrants were originally issued in various previous private placement financings.  In conjunction with this financing, the Company issued to such warrant holders a total of 2,401,075 additional warrants: 2,135,795 five year warrants with an exercise price of $0.50 and 265,280 five year warrants with an exercise price of $1.00 to incentivize the warrants holders to exercise their warrants.  Additionally, the Company agreed to reprice 200,000 warrants from an existing exercise price of $1.67 to $0.50 to incentivize this warrant holder to exercise.

The Company has recorded the issuance of the additional 2,401,075 warrants as a financing expense equal to the fair value of the warrants issued.  The Company determined the fair value of the warrants using the Black Scholes option-pricing model.  The Company recorded the repricing of the 200,000 warrants as a modification equal to the difference in fair value immediately before and after the modification using the Black Sholes option pricing model.  The issuance of the additional warrants and the repricing of the 200,000 warrants resulted in additional expense of approximately $1,366,000.  Such expense is included in the Company’s consolidated statements of operations during 2009 under the caption “Financing expense”.

In August 2009, the Company issued to the convertible debt holders an aggregate of 150,000 warrants in exchange for a waiver of default.  The waiver of default extended the maturity date of the convertible notes payable to January 31, 2010.  The warrants have an exercise price of $0.54 per share and may be exercised at any time until August 25, 2014.  The Company has recorded the issuance of these warrants as a financing expense equal to the fair value of the warrants using the Black Scholes option pricing model. The Company recorded approximately $52,000 pursuant to the issuance of these warrants.  Such expense is included in the Company’s consolidated statements of operations during 2009 under the caption “Interest expense, net”.

In October 2009, the Company further amended the Note (“Amendment No. 3) whereby the Lender advanced the Company an additional $300,000.  As consideration for the additional advance, the Company issued to the Lender warrants to purchase 200,000 shares of common stock of the Company at an exercise price of $0.60 per share.  Such warrants may be exercised at any time from October 5, 2009 until October 5, 2014.

During the year ended December 31, 2009, the Company issued 2,741,075 shares of common stock pursuant to the exercise of 2,741,075 warrants for cash proceeds of approximately $1,370,000.  During the year ended December 31, 2009, the Company also issued 353,702 shares of common stock pursuant to the cashless exercise of 929,395 warrants.

In conjunction with the issuance of the 6% Convertible Notes in 2010, the Company issued warrants to the holder of the secured notes to purchase 8,250,000 shares of the Company’s common stock at $0.50 per share.

During 2010, a holder of existing warrants exercised 1,000,000 warrants.  In conjunction with this exercise, the Company issued 1,000,000 shares of common stock and received cash proceeds of $500,000.  During 2010, the Company also issued 458,531 shares of common stock pursuant to the cashless exercise of 1,324,873 warrants.

DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Liabilities [Abstract]
NOTE 10. DERIVATIVE LIABILITIES

 The Company accounts for its derivative instruments under the provisions of ASC 815, Derivatives and Hedging-Contracts in Entity’s Own Equity-Scoped and Scope Exceptions (“ASC 815”). Under the provisions of ASC 815, the embedded conversion feature in the Company’s Series C and Series D Preferred Stock and the anti-dilution provisions in certain warrants are not considered indexed to the Company’s stock because future equity offerings of the Company’s stock are not an input to the fair value of a “fixed-for-fixed” option on equity shares.  Accordingly, beginning January 1, 2009, the Company is required to account for the embedded derivatives related to the conversion feature in its Series C and Series D Preferred Stocks and certain warrants as derivative liabilities (collectively the “Derivative Liabilities”).

The Company is required to mark to market at the end of each reporting period the value of the derivative liabilities.  The Company revalues these derivative liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the derivative liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the derivative liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings.

During the year ended December 31, 2010, the Company issued 8,250,000 warrants requiring derivative liability classification with a grant date fair value of approximately $3,312,000. During the nine months ended September 30, 2011, the Company issued 300,000 warrants requiring derivative liability classification with a grant date fair value of approximately $188,000.

In June 2008, FASB ratified guidance included in ASC 815, Derivatives and Hedging-Contracts in Entity’s Own Equity-Scoped and Scope Exceptions ("ASC 815"), which establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts.  The guidance, which was effective January 1, 2009, provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.  ASC 815 indicates that “contracts issued or held by that reporting entity that are both (1) indexed to its own stock and (2) classified in stockholders’ equity in its statement of financial position” should not be considered derivative instruments (“Topic 815 Scope Exception”).

Prior to the implementation of ASC 815, the embedded conversion feature of the Company’s Series C and Series D Preferred Stocks and stock purchase warrants were classified as permanent equity because they met the Topic 815 Scope Exception and all of the criteria in the FASB guidance covering the accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock.  However, both the Series C and Series D convertible preferred stock conversion feature and the conversion features contained in certain warrants contain settlement provisions such that if the Company makes certain equity offerings in the future at a price lower than the conversion prices of the instruments, the conversion ratio would be adjusted.

ASC 815 provides that an instrument’s strike price or the number of shares used to calculate the settlement amount are not fixed if its terms provide for any potential adjustment, regardless of the probability of such adjustment(s) or whether such adjustments are in the entity’s control. If the instruments strike price or the number of shares used to calculate the settlement are not fixed, the instrument (or embedded feature) would still be considered indexed to an entity’s own stock if the only variables that could affect the settlement amount would be inputs to the fair value of a “fixed-for-fixed” forward or option on equity shares.  Both the warrants and preferred stocks contain a price protection provision (or anti-dilution provision) that reduces the warrant strike price or preferred conversion rate in the event the Company issues additional shares at a more favorable price than the strike price.

Under the provisions of ASC 815, the embedded conversion feature in the Company’s Series C and Series D Preferred Stock and the anti-dilution provisions in certain warrants are not considered indexed to the Company’s stock because future equity offerings of the Company’s stock are not an input to the fair value of a “fixed-for-fixed” option on equity shares.  Accordingly, beginning January 1, 2009, the Company is required to account for the embedded derivatives related to the conversion feature in its Series C and Series D Preferred Stocks and certain warrants as derivative liabilities (collectively the “Derivative Liabilities”).  In accordance with ASC 815, the cumulative effect of this change in accounting principle is recognized as an adjustment to the opening balance of the Company’s equity on January 1, 2009.  The cumulative effect adjustment is based on amounts that would have been recognized if the guidance in ASC 815 had been applied from the date the preferred stock and warrants were issued.

The Company is required to mark to market at the end of each reporting period the value of the derivative liabilities.  The Company revalues these derivative liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the derivative liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the derivative liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

       The Company uses a Monte-Carlo simulation methodology in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value.

During the year ended December 31, 2009, the Company issued 6,560,000 warrants requiring derivative liability classification with a grant date fair value of approximately $1,148,000.  During the year ended December 31, 2010, the Company issued 8,250,000 warrants requiring derivative liability classification with a grant date fair value of approximately $3,312,000.

FAIR VALUE ACCOUNTING	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Accounting
NOTE 11. FAIR VALUE ACCOUNTING

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (“Topic No. 820”) which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC Topic 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at September 30, 2011
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,517	$1,517	$—	$—
Totals	$1,517	$1,517	$—	$—
Liabilities:
Derivative liabilities	$11,573	$—	$—	$11,573
Totals	$11,573	$—	$—	$11,573

	Fair Value at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,369	$1,369	$—	$—
Totals	$1,369	$1,369	$—	$—
Liabilities:
Derivative liabilities	$15,653	$—	$—	$15,653
Totals	$15,653	$—	$—	$15,653

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

Beginning January 1, 2009, the Company recorded derivative liabilities on its consolidated balance sheet as derivative liabilities related to certain warrants and the conversion feature embedded in its Series C and Series D Preferred Stock. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data. The Company uses Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities. The Monte-Carlo simulation methodologies is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings.

The Company monitors the activity within each level and any changes with the underlying valuation techniques or inputs utilized to recognize if any transfers between levels are necessary. That determination is made, in part, by working with outside valuation experts for Level 3 instruments and monitoring market related data and other valuation inputs for Level 1 and Level 2 instruments.

A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities

Balance at December 31, 2010	$15,653
Total unrealized gains	—
Included in earnings	(4,268)
Settlements	—
Issuances	188
Transfers in and/or out of Level 3	—
Balance at September 30, 2011	$11,573

All unrealized gains or losses resulting from changes in value of any Level 3 instruments are reflected as a separate line in the condensed consolidated statement of operations in arriving at net loss. The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (“Topic No. 820”) which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC Topic 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2009
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,349	$1,349	$—	$—
Totals	$1,349	$1,349	$—	$—
Liabilities:
Additional financing obligation	$1,504	$—	$—	$1,504
Derivative liabilities	$11,603	$—	$—	$11,603
Totals	$13,107	$—	$—	$13,107

	Fair Value at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,369	$1,369	$—	$—
Totals	$1,369	$1,369	$—	$—
Liabilities:
Derivative liabilities	$15,653	$—	$—	$15,653
Totals	$15,653	$—	$—	$15,653

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices.  The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers.  The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

The fair value of the Company’s secured notes payable and additional financing obligation are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses various pricing models that are consistent with what other market participants would use.  Significant assumptions used in calculating the fair value of the note and the additional financing obligation include the application of the Black-Scholes option pricing model and Monte-Carlo simulation methodologies used to value the additional financing obligation and the warrants issued to the Lender.  The determination of fair value of the additional financing obligation and warrants issued to the lender using the Black-Scholes option-pricing model and Monte-Carlo simulation methodologies is affected by the stock price as well as assumptions regarding the expected stock price volatility over the term of these instruments. The Company calculated the expected volatility assumptions based on the historical volatility of the Company’s stock.

       Beginning January 1, 2009, the Company recorded derivative liabilities on its consolidated balance sheet as derivative liabilities related to certain warrants and the conversion feature embedded in its Series C and Series D Preferred Stock. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities.  The Monte-Carlo simulation methodologies is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings.

       A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Additional Financing Obligation	Derivative Liabilities

Balance December 31, 2008	$—	$—
Cumulative adjustment of the fair value of derivative liabilities
as of January 1, 2009	—	4,128
Included in earnings	1,335	6,327
Issuances	169	1,148
Balance at December 31, 2009	$1,504	$11,603
Total unrealized gains	—	—
Included in earnings	(551)	738
Settlements	(2,108)	—
Issuances	1,155	3,312
Transfers in and/or out of Level 3	—	—
Balance at December 31, 2010	$—	$15,653

       The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.

RELATED PARTIES TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
NOTE 12. RELATED PARTY TRANSACTIONS

As more fully described in Note 4, on November 14, 2008, the Company entered into a series of convertible promissory notes (the “Related Party Convertible Notes”), aggregating $110,000 with certain officers and members of the Company’s Board of Directors. The Related Party Convertible Notes bear interest at 7.0% per annum and were originally due February 14, 2009 for which a forbearance waiver was obtained which is more fully described in Note 5.

In conjunction with the issuance of the Related Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase Common Stock of the Company. The warrants have an exercise price $0.55 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

As more fully described in Note 10 to these consolidated financial statements, on November 14, 2008, the Company entered into a series of convertible promissory notes (the “Related Party Convertible Notes”), aggregating $110,000 with certain officers and members of the Company’s Board of Directors. The Related Party Convertible Notes bear interest at 7.0% per annum and were originally due February 14, 2009 for which a forbearance waiver was obtained which is more fully described in Note 10.

       In conjunction with the issuance of the Related Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase Common Stock of the Company. The warrants have an exercise price $0.55 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss
NOTE 13. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income is the combination of the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30,” Compensation - Retirement Benefits - Defined Benefit Plans – Pension” and the accumulated gains or losses from foreign currency translation adjustments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries into U.S. dollars using the period end exchange rate. Revenue and expenses were translated using the weighted average exchange rates for the reporting period.

As of September 30, 2011 and December 31, 2010, the components of accumulated other comprehensive loss were as follows:

	September 30,	December 31,
($ in thousands)	2011	2010

Additional minimum pension liability	$70	$70
Foreign currency translation adjustment	(151)	(132)
Ending balance	$(81)	$(62)

Accumulated other comprehensive income is the combination of the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30,” Compensation - Retirement Benefits - Defined Benefit Plans – Pension” and the accumulated gains or losses from foreign currency translation adjustments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries into U.S. dollars using the period end exchange rate. Revenue and expenses were translated using the weighted average exchange rates for the reporting period.

As of December 31, 2010 and 2009, the components of accumulated other comprehensive loss were as follows:

($ in thousands)	2010	2009

Additional minimum pension liability	$70	$28
Foreign currency translation adjustment	(132)	(114)
Ending balance	(62)	(86)

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
NOTE 14. SUBSEQUENT EVENTS

During October and November of 2011, the Company entered into a series of new unsecured short-term notes aggregating $750,000 with the existing holder of the 6% Convertible Notes. The notes bear interest at 6% per annum and are due February 13, 2012.

On October 13, 2011, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation increasing the authorized number of shares of its common stock to 150,000,000 from 50,000,000 shares ("Certificate of Amendment"). In addition, the Company filed with the Secretary of State of the State of Delaware Certificates of Amendment to its Certificate of Designation of Preferences, Rights and Limitations of Series C 8% Convertible Preferred Stock ("Series C Preferred"), and its Certificate of Designation of Preferences, Rights and Limitations of Series D 8% Convertible Preferred Stock ("Series D Preferred") of the Company (together, the "Preferred Amendments"), in each case to, among other things, provide for the automatic conversion of the Series C Preferred and Series D Preferred into shares of the Company's common stock in the event the Company consummates a qualified financing of at least $10.0 million on or before December 31, 2011 ("Qualified Financing").

The Certificate of Amendment and the Preferred Amendments were approved by shareholders acting by written consent, dated October 5, 2011, and were approved by shareholders holding in excess of 50% of the shares of common stock entitled to vote with respect to each matter. In addition to the approval of the Certificate of Amendment and the Preferred Amendments, shareholders, acting by written consent dated October 5, 2011, approved a proposal to amend the Company's 1999 Stock Award Plan ("Plan") to increase the number of shares of common stock available for issuance under the Plan by 2,159,442 shares.

On December 20, 2011, the Company consummated the Qualified Financing, resulting in gross proceeds of $10.0 million, including the $750,000 of promissory notes converted into the Qualified Financing. In connection with the Qualified Financing, the Company issued 20,000,000 shares of its common stock (the “Shares”), and warrants to purchase 12,207,500 shares of its common stock exercisable for $0.50 per share (“Warrants”), which number includes 2,207,500 shares issuable upon exchange of warrants issued to MDB Capital Group in consideration for acting as placement agent in connection with the Qualified Financing. The Warrants expire five years from the date of grant. The Company also issued 90,000 shares of common stock and a Warrant exercisable for 45,000 shares of common stock in lieu of cash in payment for legal fees related to the Qualified Financing.

As a result of the Qualified Financing, the Company’s Series C 8% Convertible Preferred Stock (“Series C Preferred”) and Series D 8% Convertible Preferred Stock (“Series D Preferred”) were automatically converted into 11,768,525 shares of common stock. In addition, in connection with the Qualified Financing, (i) the anti-dilution provision contained in certain of the Company's existing warrants were amended resulting in such warrants no longer qualifying as derivative liabilities; and (ii) a significant investor ("Investor") exchanged $4.5 million principal amount of convertible promissory notes of the Company ("Exchanged Notes"), and accrued but unpaid interest on the Exchanged Notes and on an additional $2.25 million in promissory notes, into 9,774,559 shares of the Company’s common stock ("Exchange Shares"). The Investor also agreed to convert $750,000 principal amount of additional promissory notes held by the Investor and invest the proceeds into the Qualified Financing. In addition, in connection with the Qualified Financing, several significant investors agreed to amend certain warrants they hold to change anti-dilution provisions allowing for reductions in strike price such that the strike price could not be lowered below $0.50. The amended warrants cover a total of 7,576,643 shares of common stock. The Company is obligated to file a registration statement with the Securities and Exchange Commission on or before February 20, 2012 to register for resale the Shares and the common stock issuable upon exercise of the Warrants.

The net proceeds from the Qualified Financing, approximately $9.2 million, will be used for (i) the customization of identity management products for enterprise and consumer applications; (ii) further development of intellectual property; (iii) development of SaaS capabilities for existing products; (iv) the payment of $1.5 million principal amount of convertible promissory notes; and (v) for working capital and general corporate purposes.

On January 30 2012, the Performance Units issued to certain key employees of the Company were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock. The Performance Units were originally issued to the Company in March 2011, in lieu of employee stock options or other equity-based incentives since the Company did not have sufficient shares of common stock available for issuance under its 2001 Equity Incentive Plan.

In June 2011, the Company entered into a new, two year secured convertible 6% note (“Convertible Note No. 4”) in the amount of $500,000 purchased by the existing holder of the 6% Convertible Notes.  Convertible Note No.4 is convertible into common shares at $1.25 per share and is due June 9, 2013.  In conjunction with the issuance of Convertible Note No. 4, the Company issued warrants to purchase 300,000 shares of common stock with an exercise price of $1.25. The Warrant terminates, if not previously exercised, two years from the date of issuance, or June 9, 2013. The Warrant contains a cashless exercise provision allowing the Lender to exercise the Warrant without tendering the exercise price of the Warrant, subject to a reduction of the number of shares of common stock issuable upon exercise of the Warrant.

On July 22, 2011, the Company’s Board of Directors approved an amendment to the 1999 Plan, subject to shareholder approval, pursuant to which an additional 2,159,442 shares would be reserved for issuance under the plan.  In October 2011, the Company’s shareholders approved this amendment resulting in 2,159,442 shares being added to the 1999 Plan.

During October and November of 2011, the Company entered into a series of new unsecured short-term notes aggregating $750,000 with the existing holder of the 6% Convertible Notes.  The notes bear interest at 6% per annum and are due February 13, 2012.

On October 13, 2011, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation increasing the authorized number of shares of its common stock to 150,000,000 from 50,000,000 shares ("Certificate of Amendment"). In addition, the Company filed with the Secretary of State of the State of Delaware Certificates of Amendment to its Certificate of Designation of Preferences, Rights and Limitations of Series C 8% Convertible Preferred Stock ("Series C Preferred"), and its Certificate of Designation of Preferences, Rights and Limitations of Series D 8% Convertible Preferred Stock ("Series D Preferred") of the Company (together, the "Preferred Amendments"), in each case to, among other things, provide for the automatic conversion of the Series C Preferred and Series D Preferred into shares of the Company's common stock in the event the Company consummates a qualified financing of at least $10.0 million on or before December 31, 2011 ("Qualified Financing").

The Certificate of Amendment and the Preferred Amendments were approved by shareholders acting by written consent, dated October 5, 2011, and were approved by shareholders holding in excess of 50% of the shares of common stock entitled to vote with respect to each matter. In addition to the approval of the Certificate of Amendment and the Preferred Amendments, shareholders, acting by written consent dated October 5, 2011, approved a proposal to amend the Company's 1999 Stock Award Plan ("Plan") to increase the number of shares of common stock available for issuance under the Plan by 2,159,442 shares.

 On December 20, 2011, the Company consummated the Qualified Financing resulting in gross proceeds of $10.0 million, including the $750,000 of promissory notes converted into the Qualified Financing.  In connection with the Qualified Financing, the Company issued 20.0 million shares of its common stock (the “Shares”), and warrants to purchase 12,252,500 shares of its common stock exercisable for $0.50 per share (“Warrants”).  The Warrants expire five years from the date of grant.   As a result of the Qualified Financing, the Company’s Series C Preferred and Series D Preferred was automatically converted into 11,768,525 shares of common stock.  In addition, in connection with the Qualified Financing, (i) the anti-dilution provision contained in certain of the Company's existing warrants were amended resulting in such warrants no longer qualifying as derivative liabilities; and (ii) a significant investor ("Investor") exchanged $4.5 million principal amount of convertible promissory notes of the Company ("Exchanged Notes"), and accrued but unpaid interest on the Exchanged Notes and on an additional $2.25 million in promissory notes, into 9,774,559 shares of the Company’s common stock ("Exchange Shares"). The Investor also agreed to convert $750,000 principal amount of additional promissory notes held by the Investor and invest the proceeds into the Qualified Financing.  In addition, in connection with the Qualified Financing, several significant investors agreed to amend certain warrants they hold to change anti-dilution provisions allowing for reductions in strike price such that the strike price could not be lowered below $0.50.  The amended warrants cover a total of 7,576,643 shares of common stock.  The Company is obligated to file a registration statement with the Securities and Exchange Commission on or before February 20, 2012 to register for resale the Shares and the common stock issuable upon exercise of the Warrants.

The net proceeds from the Qualified Financing, approximately $9.2 million, will be used for (i) the customization of identity management products for enterprise and consumer applications; (ii) further development of intellectual property; (iii) development of SaaS capabilities for existing products; (iv) the payment of $1.5 million principal amount of convertible promissory notes; and (v) for working capital and general corporate purposes.

INVENTORY	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 15. INVENTORY

Inventories at December 31, 2010 were comprised of work in process of $7,000 representing direct labor costs on in-process projects and finished goods of $5,000 net of reserves for obsolete and slow-moving items of $2,000.  Inventories at December 31, 2009 were comprised of work in process of $51,000 representing direct labor costs on in-process projects and finished goods of $169,000 net of reserves for obsolete and slow-moving items of $79,000.  Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value and required reserve levels.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 16. PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2010 and 2009, consists of:

($ in thousands)	2010	2009

Equipment	$820	$1,472
Leasehold improvements	—	31
Furniture	66	162
	886	1,665
Less accumulated depreciation	(867)	(1,624)
	$19	$41

During the year ended December 31, 2010, the Company disposed of Leasehold Improvements of approximately $31,000 net of accumulated amortization of $31,000; furniture of $96,000 net of accumulated depreciation of $96,000 and equipment of $669,000 net of accumulated depreciation of $669,000.

Total depreciation expense for the years ended December 31, 2010 and 2009 was approximately $35,000 and $83,000, respectively.

BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 17. BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS

The Company recognizes sales and cost of sales on long-term, fixed price contracts involving significant amounts of customization using the percentage of completion method based on costs incurred to date compared to total estimated costs at completion.  Such amounts are included in the accompanying consolidated balance sheets under the caption “Billings in excess of costs and estimated earnings on uncompleted contracts”.

Costs and estimated earnings on uncompleted contracts and related amounts billed under contract provisions as of December 31, 2010 and December 31, 2009 are as follows:

($ in thousands)	December 31, 2010	December 31, 2009

Costs incurred on uncompleted contract	$539	$302
Estimated earnings	980	665
	1,519	967

Less: billings to date	(1,760)	(1,242)
Billings in excess of costs and estimated earnings on uncompleted contract	$(241)	$(274)

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 18. ACCRUED LIABILITIES

Principal components of accrued liabilities consist of:

($ in thousands)	December 31, 2010	December 31, 2009

Compensated absences	$245	$224
Wages and sales commissions	117	114
Customer deposits	199	50
Liquidated damages	165	418
Royalties	251	251
Professional fees	14	23
Board of directors fees	376	216
Income Taxes	163	36
Interest and dividends	121	169
Other	171	171
	1,822	$1,672

NOTES PAYABLE AND ADDITIONAL INTEREST OBLIGATION	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 19. NOTES PAYABLE AND ADDITIONAL INTEREST OBLIGATION

Notes payable consist of the following:

($ in thousands)	December 31,	December 31,
	2010	2009
Secured Promissory Note
9% secured promissory note. Face value of note $0 and $2,325 at December 31, 2010 and 2009, respectively. Discount on note is $0 and $291 at December 31, 2010 and 2009, respectively. Note due June 30, 2010.	$—	$1,696
Total secured notes payable	—	1,696
Secured Convertible Notes Payable
6% secured convertible notes payable. Face value of notes $5,500 and $0 at December 31, 2010 and 2009, respectively. Discount on notes is $4,073 and $0 at December 31, 2010 and 2009, respectively. Notes due October through December of 2012.	$1,427	$—
Total convertible notes payable	$1,427	$—
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $110. Discount on notes at is $0 at December 31, 2010 and 2009. Notes were due February 14, 2009 and extended to January 31, 2010.	$110	$110
Total notes payable to related parties	$110	$110

Total notes payable	$1,537	$1,806
Less current portion	(110)	(1,806)
Long-term notes payable	$1,427	$—

Future maturities of long-term debt are as follows as of December 31, 2010:

($ in thousands)
2011		$—
2012		$5,500
2013		$—
2014		$—
2015		$—
	$$$	5,500

        7% Convertible Promissory Notes to Related Parties

On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), aggregating $110,000 with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.55 (the “Conversion Price”).

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.55 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

        The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000.  The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%.  The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $12,000.  The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security.  The Company has accreted the beneficial conversion feature over the life of the note.  For the years ended December 31, 2010 and 2009, the Company recorded $0 and $12,000, respectively, as interest expense from the amortization of the discount related to the fair value of the warrants and from the accretion of the beneficial conversion feature.

              The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension to January 31, 2010 of the maturity date of the Related-Party Convertible Notes.  As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders an aggregate of 150,000 warrants to purchase shares of the Company’s common stock.  The warrants have an exercise price of $0.54 per share and expire on August 25, 2014. The Company did not repay the notes on January 31, 2010 and is currently seeking an additional waiver of default from the holders of the Related-Party Convertible Notes.

The warrants issued in conjunction with the August 2009 waiver of default contain anti-dilution provisions, which require derivative liability classification (see Note 11). The Company recorded the grant date fair value of the warrants using a Monte-Carlo simulation analysis,  which resulted in the recognition of  expense of approximately $52,000.  Such expense is included as a component of interest expense in the Company’s consolidated statements of operations for the year ended December 31, 2009.

9% Secured Promissory Note

 In February 2009, the Company entered into a secured promissory note (the "Note"), for $5,000,000 with a third-party lender (“the Lender”). The Note secures a credit facility for a total of up to $5,000,000. The initial advance under the Note was $1,000,000. Subsequent advances are subject to the discretion of the Lender. The note bears interest at 5.0% per annum on the outstanding principal and interest and are due on June 30, 2010. The Company will also pay the Lender additional financing fees (the “Additional Financing Obligation”) on the maturity date or such earlier date as may be required under the terms of the note equal to the greater of $400,000 or an amount equal to 2,000,000 multiplied by the average of the closing prices for the common stock of the Company for the ten trading day period immediately preceding the date of such interest payment.

In conjunction with the issuance of the Note, the Company issued a warrant to purchase 4,500,000 shares of common stock of the Company. The warrant has an exercise price $0.50 per share and may be exercised at any time from February 12, 2009 until February 12, 2014. Additionally, the Company entered into a Registration Rights Agreement requiring the Company to provide certain registration rights to the Lender relative to the 4,500,000 shares of common stock of the Company issuable pursuant to the warrant.

The Company recorded the Note and Additional Financing Obligation net of a discount equal to the fair values allocated to the various financial instruments issued to the Lender.  The warrants issued in conjunction with the Note contained anti-dilution provisions, which require derivative liability classification (see Note 11). The Company estimated the fair value of the warrants using a Monte-Carlo simulation, which resulted in note discount from the issuance of the warrants of approximately $562,000.  The Company recorded the Additional Financing Obligation equal to the fair values of  the additional financing component using the Black-Scholes option-pricing model, which resulted in additional note discount of approximately $169,000.  In addition, the Company accreted the $400,000 minimum payment to interest expense over the term of the agreement.

The Note is secured by all of the assets of the Company. Under the terms of the Note, the entire outstanding balance together with all accrued interest shall be payable on (i) the maturity date (June 30, 2010), (ii) a change of control transaction, (iii) receipt by the Company of proceeds from the sale of equity or equity linked securities of the Company in excess of $2,500,000, (iv) receipt by the Company of proceeds from the issuance by the Company of any type of additional debt instruments, or (v) upon the occurrence of an event of default under the terms of the Note.

In June 2009, the Lender and the Company agreed to amend the Note (“Amendment No. 1”) whereby the Company received a waiver of default and extension of certain date sensitive covenants contained in the Note.  As consideration for the waiver and extension, the Company issued to the Lender warrants to purchase 1,000,000 shares of common stock of the Company at an exercise price of $0.50 per share.  Such warrants may be exercised at any time from June 9, 2009 until June 9, 2014.  In conjunction with the June 2009 waiver and extension, the interest rate on the Note was changed to 9% per annum, retroactive to February 2009.

The Company evaluated the waiver of default and interest rate change under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial.  The Company determined that because the change in fair value of the debt instruments was greater than 10% of the present value of the cash flows between the modified debt instruments and original debt instruments, the debt modification was substantial and therefore the Company accounted for the modification as a debt extinguishment.  Accordingly, the Company recorded the new debt instrument at fair value and recorded a loss on debt extinguishment of approximately $750,000 during 2009.   The loss on debt extinguishment of $750,000 includes approximately $132,000 of unamortized deferred financing fees written off due to the debt extinguishment. The Company recorded the new debt instruments net of a discount equal to the fair values allocated to the various financial instruments issued to the Lender.  The Company estimated the fair value of the warrants using a Monte-Carlo simulation, which resulted in a note discount from the issuance of the warrants of approximately $188,000.  The Company is accreting the note discount and the Additional Financing Obligation discount using the effective interest rate method over the life of the Note.

In June 2009, the Lender and the Company further amended the Note (“Amendment No. 2”) whereby the Lender advanced the Company an additional $350,000 and amended certain terms of the Note.  As consideration for the additional advance, the Company issued to the Lender warrants to purchase 700,000 shares of common stock of the Company at an exercise price of $0.50 per share.  Such warrants may be exercised at any time from June 22, 2009 until June 22, 2014.

The Company recorded Amendment No. 2 net of a discount equal to the fair value allocated to warrants.  The Company estimated the fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in a note discount from the issuance of the warrants of approximately $238,000.

In October 2009, the Lender and the Company further amended the Note (“Amendment No. 3”) whereby the Lender agreed to make additional advances in an aggregate amount up to $1,000,000 (“Third Amendment Advance”) to only be used for the purpose of compromising certain of the Company’s outstanding vendor payables or for paying for the audit of the Company’s financial statements.  The amendment calls for the Company to repay the lender in full the amount of any and all Third Amendment Advances, together with all accrued and unpaid interest thereon, on or before January 31, 2010.  On October 5, 2009, the Lender made an advance of $300,000 to the Company pursuant to these provisions.  As consideration for the additional advance, the Company issued to the Lender warrants to purchase 200,000 shares of common stock of the Company at an exercise price of $0.60 per share.  Such warrants may be exercised at any time from October 5, 2009 until October 5, 2014.  As additional consideration, the Company assigned certain patents related to discontinued product lines to the Lender with the condition that the Company would participate in future proceeds generated from efforts by the Lender to monetize the patents.

The Company recorded the Amendment No. 3 borrowing net of a discount equal to the fair value allocated to warrants and the patent assignment.  The warrants issued in conjunction with the Third Amendment Advance contained anti-dilution provisions, which require derivative liability classification (see Note 11). The Company estimated the fair value of the warrants using a Monte-Carlo simulation analysis, which resulted in note discount from the issuance of the warrants of approximately $105,000.  The Company estimated the fair value of the patent assignment to be $0 based on the unsuccessful attempt to monetize the patents.

   On November 4, 2009, the Lender and the Company amended the Note (“Amendment No. 4”) whereby the Lender made an additional $350,000 advance (the “Additional Advance”) under the Note.  As consideration for the Additional Advance, the Company executed an assignment of all accounts receivable (the “Assignment of Receivables”) whereby the Company assigned to the Lender all of the Company’s rights, title and interest in all accounts receivable as of the date of Amendment No. 4.  In December 2009, the Company paid back the $350,000 advance plus accrued interest.

In December 2009, the Lender advanced an additional $325,000 under Amendment No. 3. In December 2009, the Lender added approximately $12,000 in legal fees to the principal balance of the note.

In February 2010, the Lender and the Company further amended the Note (“Amendment No. 5”) whereby the Lender extended the due date of amounts due on January 31, 2010 to March 15, 2010.

   In March 2010, the Lender and the Company further amended the Note (“Amendment No. 6”) whereby the Lender made an additional advance of $250,000 under the Note.  As consideration for the advance, the Company will pay the Lender additional interest on the maturity date or such earlier date as may be required under the terms of the Note in an amount equal to 200,000 multiplied by the average of the closing prices for the common stock of the Company for the ten trading day period immediately preceding the date of the payment of such interest payment.  As additional consideration for making the advance, the Company assigned to the Lender its rights, title and interest in and to fifty percent of certain after-cost proceeds that may be received in connection with the Company’s prosecution of certain commercial tort claims (including, but not limited to, claims related to the infringement of the Company’s intellectual property). In conjunction with Amendment No. 6, the interest rate on the Note was changed to 10% per annum, retroactive to February 2009. Also in conjunction with Amendment No. 6, the Lender extended the due dates of amounts due on March 15, 2010 to June 30, 2010.

   In conjunction with Amendments No. 5 and No. 6, the Lender added an aggregate of $15,000 to the note principal during 2010.

The Company recorded the borrowing under Amendment No. 6 net of a discount equal to the fair value of the change in the additional interest obligation of approximately $140,000.  The Company estimated the fair value of the change in the additional interest obligation using the Black-Scholes option pricing model using the following assumptions: term of 0.3 years, a risk free interest rate of 0.20%, a dividend yield of 0%, and volatility of 107%.

Amendments Nos. 2 through 6 were evaluated under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial. Based on such analysis, the Company determined that such amendments were not substantial.

In June 2010, the Company did not repay the outstanding note principal and interest due under the terms of the Note, which were due on June 30, 2010.  In August 2010, the Company further amended the Note (“Amendment No. 7”) whereby the Lender extended the maturity date to September 15, 2010.  The Note was further amended to allow the Company a 60 day grace period beyond September 15, 2010 if, prior to September 15, 2010, the Company can deliver a customer contract (or contracts) sufficient to generate aggregate revenue of not less than $25 million. In conjunction with the amendment, the Company agreed to pay a $50,000 amendment fee (such fee to be added to the principal balance of the Note as of the date of the amendment). The Company also agreed to amend the clause in the Note requiring the Company to pay additional interest on the Note equal to the greater of $400,000 or an amount equal to 2,200,000 times the average of the five highest closing prices for the Company’s common stock from February 12, 2009 to the maturity date of the Note.  The additional interest will, however, not exceed $2,200,000.  Prior to the amendment this payment was based upon the average of the 10 daily closing prices immediately preceding the date of payment and had no upper limit.

The Company evaluated the Amendment No. 7 modification under ASC 470-50, Debtor’s Accounting for a Modification or Exchange of Debt Instruments, (ASC 470-50) to determine if the modification was substantial.  The Company determined that because the change in fair value of the debt instruments was greater than 10% of the present value of the cash flows between the modified debt instruments and original debt instruments, the debt modification was substantial and therefore the Company accounted for the modification as a debt extinguishment.  Accordingly, the Company recorded the new debt instrument at fair value and recorded a loss on debt extinguishment of approximately $1,763,000 during 2010.

On October 6, 2010, the Company entered into a Settlement Agreement (the “Agreement”) with the Lender whereby the Company agreed to pay the Lender the sum of $4,703,465 (consisting of outstanding principal, interest, amounts due under the terms of the Additional Financing Obligation and legal fees) in three payments to be made in the amount of $1,567,821 due on or before October 8, 2010; $1,567,822 due on or before November 30, 2010; and a third and final payment of $1,567,822 due on or before December 30, 2010.  Interest will continue to accrue at a rate of 18% per annum on the outstanding indebtedness until the date of payment.  The Lender retains a first priority security interest in the assets of the Company pursuant to the terms of the Note. The Company made the scheduled installment payments in accordance with the Agreement with the final payment being made on December 8, 2010.

6% Secured Convertible Promissory Notes

On October 5, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 1”) in the amount of $2,000,000 purchased by an existing shareholder.  Convertible Note No. 1 is convertible into common shares at $0.50 per share.  In conjunction with the issuance of the Convertible Note No. 1, the Company issued warrants to purchase 1,000,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 1 net of a discount equal to the fair value allocated to the warrants of approximately $408,000.  The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value.  The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $408,000.  The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security.  The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

On November 5, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 2”) in the amount of $2,000,000 purchased by the same shareholder.   Convertible Note No. 2 is convertible into common shares at $0.50 per share.  In conjunction with the issuance of Convertible Note No. 2, the Company issued warrants to purchase 5,000,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 2 net of a discount equal to the fair value allocated to the warrants of approximately $2,000,000.  The Company estimated the fair value of the warrants to be approximately $2,074,000 using a Monte-Carlo simulation performed by an independent third party, Vantage Point Advisors, Inc. The Company also recorded an additional $74,000 in financing expense based on the fair value of the warrants as the grant date fair value of the warrants exceeded the face amount of the convertible note. The Company will accrete the note discount over the life of the note using the effective interest rate method.

On December 8, 2010, the Company entered into a new, two year unsecured convertible 6% note (“Convertible Note No. 3”) in the amount of $1,500,000 purchased by the same shareholder.   Convertible Note No. 3 is convertible into common shares at $0.50 per share.  In conjunction with the issuance of Convertible Note No. 3, the Company issued warrants to purchase 2,250,000 shares of common stock with an exercise price of $0.50.

The Company recorded Convertible Note No. 3 net of a discount equal to the fair value allocated to the warrants of approximately $830,000.  The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value.  The convertible notes also contained a beneficial conversion feature, which resulted in an additional debt discount of $671,000.  The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security.  The Company will accrete the note discount and beneficial conversion feature over the life of the note using the effective interest rate method.

On December 8, 2010, the Company entered into a security agreement with the Lender of Convertible Notes Nos. 1 through 3 (collectively the “6% Convertible Notes”) whereby Company granted the 6% Convertible Note holder a first priority lien on and security interest in all the assets of the Company.

The following table sets forth the various components of interest expense, amortization of debt discounts and beneficial conversion features, changes in fair value of the additional financing obligation and losses recorded on debt modification for the years ended December 31, 2010 and 2009:

	Year Ended December 31, 2010				Year Ended December 31, 2009
	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals	7% Convertible Notes	9% Secured Debt	6% Secured Convertible Notes	Totals
($ in Thousands)
Coupon interest rate	$9	$314	$47	$370	$9	$106	$-	$115

Accretion of note discount	$-	$431	$175	$606	$6	$351	$-	$357

Accretion of beneficial conversion feature	$-	$-	$68	$68	$6	$-	$-	$6

Accretion of Additional Financing Obligation	$-	$144	$-	$144	$-	$256	$-	$256

FV of warrants issued for 7% convertible note default	$-	$-	$-	$-	$52	$-	$-	$52

Amortization of deferred financing fees	$-	$-	$-	$-	$-	$26	$-	$26

Change in Fair Value of Additional Financing Obligation	$-	$(695)	$-	$(695)	$-	$1,079	$-	$1,079

Loss on loan modifications	$-	$1,100	$-	$1,100	$-	$750	$-	$750

Total of expense recorded on debt instruments	$9	$1,294	$290	$1,593	$73	$2,568	$-	$2,641

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 20. INCOME TAXES

       The Company accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes, (ASC 740). Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year-end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is established when necessary based on the weight of available evidence, if it is considered more likely than not that all or some portion of the deferred tax assets will not be realized. Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.  The Company has established a valuation allowance against its deferred tax asset due to the uncertainty surrounding the realization of such asset.

       ASC 740-10 requires a company to first determine whether it is more-likely-than-not (defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more-likely-than-not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

       The Company’s uncertain position relative to unrecognized tax benefits and any potential increase in these liabilities relates primarily to the allocations of revenue and costs among our global operations and the impact of tax rulings made during the period affecting our tax positions. Our existing tax position could result in liabilities for unrecognized tax benefits. The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expense. The amount of interest and penalties accrued as of December 31, 2010 and 2009 was $33,000 and $0, respectively.

       The Company is subject to taxation in the U.S. and various states and foreign jurisdictions. The Company underwent an examination by the Canadian Revenue Agency (“CRA”) for the 2001 to 2008 tax years. In June 2010, the Company was notified that the CRA proposed certain significant adjustments to the Company’s transfer pricing tax position for the years 2001 through 2008.  Management evaluated these proposed adjustments and in July 2010 filed a formal notice of appeal.  In 2011, the Company was notified that certain significant portions of the Company’s appeal had been accepted by the CRA.  As a result of appeal, the Company has recorded a tax provision of approximately $126,000 and $0 for the years ended 2010 and 2009, respectively.

       Significant judgment is required in evaluating the Company’s uncertain tax positions and determining the Company’s provision for income taxes. No assurance can be given that the final tax outcome of these matters will not be different from that which is reflected in the Company’s historical income tax provisions and accruals.  The Company adjusts these items in light of changing facts and circumstances.  To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

The significant components of the income tax provision (benefit) are as follows:

($ in thousands)	Year Ended December 31,
	2010	2009
Current
Federal	$—	$—
State	—	—
Foreign	126	—

Deferred
Federal	—	—
State	—	—
Foreign	—	—

	$126	$—

The principal components of the Company’s deferred tax assets (liabilities) at December 31, 2010 and 2009 are as follows:

($ in thousands)	2010	2009

Net operating loss carryforwards	$10,913	$11,265
Intangible assets	871	976
Stock based compensation	747	650
Reserves and accrued expenses	5	34
Deferred tax liability - debt discount	(1,630)	-
Other	(109)	(73)
	10,797	12,852
Less valuation allowance	(10,797)	(12,852)

Net deferred tax assets	$—	$—

A reconciliation of the provision (benefit) for income taxes to the amount computed by applying the statutory income tax rates to loss before income taxes is as follows:

	2010	2009

Amounts computed at statutory rates	$(1,717)	$(4,296)
State income tax, net of federal benefit	123	869
Expiration of net operating loss carryforwards	735	5,508
Non-deductible interest	667	3,450
Foreign taxes	621	549
Other	(4)	(3)
Net change in valuation allowance on deferred tax assets	(425)	(6,077)

	$—	$—

The Company has established a valuation allowance against its deferred tax asset due to the uncertainty surrounding the realization of such asset. Management periodically evaluates the recoverability of the deferred tax asset. At such time as it is determined that is more likely than not that deferred tax assets are realizable, the valuation allowance will be reduced.

At December 31, 2010 and 2009, the Company had federal net operating loss carryforwards of approximately $29,554,000 and $30,262,000, respectively, state net operating loss carryforwards of approximately $14,823,000 and $16,732,000, respectively, which may be available to offset future taxable income for tax purposes. The federal net operating loss carryforwards expire at various dates from 2011 through 2030. The state net operating loss carryforwards expire at various dates from 2011 through 2020.

The Internal Revenue Code (“the Code”) limits the availability of certain tax credits that arose prior to certain cumulative changes in a corporation’s ownership resulting in a change of control of the Company.  The Company has reduced its deferred tax assets to zero relating to its federal and state research credits because of such limitations.  The Company continues to disclose the net operating loss carryforwards at their original amount in the table above as no potential limitation has been quantified.   The Company has also established a full valuation allowance for substantially all deferred tax assets due to uncertainties surrounding its ability to generate future taxable income to realize these assets. Since substantially all deferred tax assets are fully reserved, future changes in tax benefits will not impact the effective tax rate.

The Code also limits the availability of net operating losses that arose prior to certain cumulative changes in a corporation’s ownership resulting in a change of control of the Company. The Company’s use of its net operating loss carryforwards and tax credit carryforwards will be significantly limited because the Company underwent “ownership changes” in 1991, 1995, 2000, 2003 and 2004.

        Tax returns for the years 2006 through 2010 are subject to examination by taxing authorities.  The Company is currently undergoing routine sales and use tax audits for the State of California and the State of Washington.

COMMITTMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 21. COMMITTMENTS AND CONTINGENCIES

Employment Agreements

The Company has employment agreements with its Chief Executive Officer and Senior Vice President of Administration and Chief Financial Officer. The Company may terminate the agreements with or without cause. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates the executive’s employment without cause or in the event of an involuntary termination  (as defined in the employment agreements) by the Company or by the executive: (i) a lump sum cash payment equal to between six months and twenty-four months of base salary, based upon specific agreements; (ii) continuation of the executive’s fringe benefits and medical insurance for a period of three years; and (iii) immediate vesting of 50% of each executive’s outstanding restricted stock awards and stock options. In the event that the executive’s employment is terminated within the six months prior to or the thirteen months following a change of control (as defined in the employment agreements), the executive is entitled to the severance benefits described above, except that 100% of each executive’s restricted stock awards outstanding and stock options will immediately vest. Each executive’s eligibility to receive any severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

Litigation

Currently, the Company is not involved in any legal proceedings.

Leases

The Company currently leases office, research and development space and miscellaneous small equipment under operating leases, which expire at various dates through December 2013.

At December 31, 2010, future minimum lease payments are as follows:

($ in thousands)
2011	$422
2012	$431
2013	$238
2014	$—
2015	$—
$1,091

Rental expense incurred under operating leases for the years ended December 31, 2010 and 2009 was approximately $496,000 and $419,000, respectively.

STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2010
Stock Option Plans
Note 22. STOCK OPTION PLANS

On August 31, 1994, the directors of the Company adopted the Company’s 1994 Employee Stock Option Plan (the “1994 Plan”) and the 1994 Nonqualified Stock Option Plan (the “Nonqualified Plan”). The 1992 Stock Option Plan and options previously granted were cancelled by the Board of Directors.

The 1994 Plan originally provided for officers and other key employees to receive nontransferable incentive stock options to purchase up to 170,616 shares of the Company’s common stock. The number of stock options issued and outstanding and the number of stock options remaining available for future issuance are shown in the table below. The option price per share must be at least equal to 100% of the market value of the Company’s common stock on the date of grant and the term may not exceed ten years.

The Nonqualified Plan originally provided for directors and consultants to receive nontransferable options to purchase up to 18,957 shares of the Company’s common stock. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below. The option price per share must be at least equal to 85% of the market value of the Company’s common stock on the date of grant and the term may not exceed five years.

Both the 1994 Plan and the Nonqualified Plan are administered by the Board of Directors or a Committee of the Board which determines the employees, directors or consultants which will be granted options and the terms of the options, including vesting provisions which to date has been over a three year period. Both the 1994 Plan and the Nonqualified Plan expired on August 31, 2004.

On December 17, 1999, the Company’s Board of Directors adopted the ImageWare Systems, Inc. Amended and Restated 1999 Stock Option Plan (the “1999 Plan”). Under the terms of the 1999 Plan, the Company could, originally, issue up to 350,000 non-qualified or incentive stock options to purchase common stock of the Company. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below. The 1999 Plan has substantially the same terms as the 1994 Employee Stock Option Plan and the 1994 Nonqualified Stock Option Plan and expired on December 17, 2009.

■	The Company increased its share reserve of the amended and restated 1999 plan by 883,000 shares of the Company’s common stock. This number consists of an increase in the share reserve of 800,000 of the Company’s shares of common stock and 83,000 shares of the Company’s common stock that were reserved and available for grants under the 2001 Equity Incentive Plan, which the Company refers to as the 2001 plan. Prior to amendment, the 1999 plan had 350,000 shares reserved for issuance under the 1999 Plan.

■	Any shares not issued in connection with awards outstanding under the 2001 Plan or the 1994 Employee Stock Option Plan (which the Company refers to as the 1994 Plan) on June 7, 2005, will become available for issuance under the amended and restated 1999 Plan.

■	Any shares not issued in connection with awards granted under the 1999 plan, will become available for issuance under the amended and restated 1999 Plan.

■	The amended and restated 1999 plan prohibits the grant of stock option or stock appreciation right awards with an exercise price less than fair market value of common stock on the date of grant.

■	The amended and restated 1999 Plan also generally prohibits the “re-pricing” of stock options or stock appreciation rights, although awards may be bought out for a payment in cash or the Company’s stock.

■	The amended and restated 1999 Plan permits the grant of stock based awards other than stock options, including the grant of “full value” awards such as restricted stock, stock units and performance shares.

■	The amended and restated 1999 Plan permits the qualification of awards under the plan (payable in either stock or cash) as “performance-based compensation” within the meaning of Section 162(m) of the Internal Revenue Code.

On September 12, 2001, the Company’s Board of Directors approved adoption of the 2001 Equity Incentive Plan (the “2001 Plan”). Under the terms of the 2001 Plan, the Company may issue stock awards to employees, directors and consultants of the Company, and such stock awards may be given for non-statutory stock options (options not intended to qualify as an “incentive stock option” within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended), stock bonuses, and rights to acquire restricted stock. The Company originally reserved 1,000,000 shares of its common stock for issuance under the 2001 Plan. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below.

The 2001 Plan is administered by the Board of Directors or a Committee of the Board as provided in the 2001 Plan. Options granted under the 2001 Plan shall not be less than 85% of the market value of the Company’s common stock on the date of the grant, and, in some cases, may not be less than 110% of such fair market value. The term of options granted under the 2001 Plan as well as their vesting are determined by the Board and to date, options have been granted with a ten year term and vesting over a three year period. While the Board may suspend or terminate the 2001 Plan at any time, if not terminated earlier, it will terminate on the day before its tenth anniversary of the date of adoption.

On November 9, 2007, the Company’s Board of Directors approved an amendment to the 1999 Plan, subject to shareholder approval, pursuant to which an additional 1,000,000 shares would be reserved for issuance under the plan.  In December 2007, the Company’s shareholders approved this amendment resulting in 1,000,000 shares being added to the 1999 Plan.

A summary of the activity under the Company’s stock option plans for the year ended December 31, 2010 is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Balance at December 31, 2008	2,049,314	$1.87	7.2

Granted	330,500	$0.25	8.2
Forfeited	(79,776)	$0.47	4.6
Exercised	—	—	—

Balance at December 31,2009	2,300,038	$1.65	5.7
Granted	620,000	$0.74	9.1
Forfeited	(1,456,743)	$2.21	4.8
Exercised	—	$—	—

Balance at December 31, 2010	1,463,295	$0.71	8.1

At December 31, 2010, a total of 640,305 options were exercisable at a weighted average price of $0.84 per share, with a remaining weighted average contractual term of approximately 7.1 years.  At December 31, 2009, a total of 1,610,147 options were exercisable at a weighted average price of $2.12 per share.

At December 31, 2010, the total remaining unrecognized compensation cost related to unvested stock options amounted to approximately $295,000, which will be amortized over the weighted-average remaining requisite service period of 7.3 quarters.

The intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $0. The intrinsic value of options exercisable at December 31, 2010 and 2009 was $303,602 and $72,118, respectively.

The following table summarizes information about employee stock options outstanding and exercisable at December 31, 2010:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$.17 – .52	558,849	8.0	$.20	365,656	$.20
$.54 - 1.04	738,348	8.9	$.75	109,215	$.84
$1.45 - 1.71	62,877	6.2	$1.62	62,213	$1.63
$1.97 – 2.62	73,750	4.6	$2.45	73,750	$2.45
$2.74 – 6.26	29,471	2.3	$2.96	29,471	$2.96
Total	1,463,295			640,305

The weighted-average grant-date fair value per share of options granted to employees during the years ended December 31, 2010 and 2009 was $0.69 and $0.22, respectively.

EMPLOYEE BENEFIT PLAN	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 23. EMPLOYEE BENEFIT PLAN

During 1995, the Company adopted a defined contribution 401(k) retirement plan (the “Plan”). All U.S. based employees aged 21 years and older are eligible to become participants after the completion of 60 days employment. The Plan provides for annual contributions by the Company of 50% of employee contributions not to exceed 8% of employee compensation.  Effective April 1, 2009, the Plan was amended to provide for Company contributions on a discretionary basis. Participants may contribute up to 100% of the annual contribution limitations determined by the Internal Revenue Service.

Employees are fully vested in their share of the Company’s contributions after the completion of five years of service. In 2009, the Company made contributions of approximately $108,000 for the 2008 plan year and made contributions of approximately $24,000 for the 2010 plan year.  The Company has not made any discretionary contributions to the Plan.

PENSION PLAN	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 24. PENSION PLAN

One of the Company’s foreign subsidiaries maintains a defined benefit pension plan that provides benefits based on length of service and final average earnings. The following table sets forth the benefit obligation, fair value of plan assets, and the funded status of the Company’s plan; amounts recognized in the Company’s consolidated financial statements; and the assumptions used in determining the actuarial present value of the benefit obligations as of December 31:

($ in thousands)	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$1,769	$1,659
Service cost	2	2
Interest cost	83	83
Actuarial gain (loss)	(8)	(9)
Effect of exchange rate changes	(76)	34
Effect of curtailment	—	—
Benefits paid	—	—
Benefit obligation at end of year	1,770	1,769

Change in plan assets
Fair value of plan assets at beginning of year	1,349	1,240
Actual return of plan assets	(23)	64
Company contributions	43	45
Benefits paid	—	—
Fair value of plan assets at end of year	1,369	1,349

Funded status	(401)	(420)
Unrecognized actuarial loss (gain)	320	340
Unrecognized prior service (benefit) cost	—	—
Additional minimum liability	(320)	(340)
Unrecognized transition (asset) liability	—	—
Net amount recognized	$(401)	$(420)
Plan Assets
Pension plan assets were comprised of the following asset categories at December 31,
Equity securities	4.50%	4.60%
Debt securities	92.00%	92.00%
Other	3.50%	3.40%
Total	100%	100%

Components of net periodic benefit cost are as follows:
Service cost	$2	$2
Interest cost on projected benefit obligations	83	83
Expected return on plan assets	—	—
Amortization of prior service costs	—	—
Amortization of actuarial loss	—	—
Net periodic benefit costs	$85	$85

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, were
Discount rate	4.60%	4.60%
Expected return on plan assets	4.00%	4.00%
Rate of compensation increase	N/A	N/A
The following discloses information about the Company’s defined benefit pension plan that had an accumulated benefit obligation in excess of plan assets as of December 31,
Projected benefit obligation	$1,770	$1,769
Accumulated benefit obligation	$1,770	$1,769
Fair value of plan assets	$1,369	$1,349

The following benefit payments are expected to be paid as follows:

2011	$—
2012	$—
2013	$—
2014	$—
2015	$18
2016 — 2020	$409

The Company made contributions to the plan of approximately $43,000 during 2010.

The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The measurement date used to determine the benefit information of the plan was January 1, 2011.